REGISTRATION STATEMENT NO. 2-76639
                                                                        811-3428

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 35

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 35

                              HIGH YIELD BOND TRUST
                           (Exact name of Registrant)

                 ONE CITYPLACE, HARTFORD, CONNECTICUT 06103-3415
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (860) 308-1000

                                ERNEST J. WRIGHT
                  ASSISTANT SECRETARY TO THE BOARD OF TRUSTEES
                              HIGH YIELD BOND TRUST
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: ______________

It is proposed that this filing will become effective (check appropriate box):

[ N/A ] immediately upon filing pursuant to paragraph (b).

[  X  ] May 2, 2005 pursuant to paragraph (b).

[ N/A ] 60 days after filing pursuant to paragraph (a)(1).

[ N/A ] on ___________ pursuant to paragraph (a)(1)

[ N/A ] ___ days after filing pursuant to paragraph (a)(2).

[ N/A ] on ____________ pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

[ N/A ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                             HIGH YIELD BOND TRUST


                           GOAL -- HIGH CURRENT INCOME




Fund shares are offered only to separate accounts of The Travelers Insurance Company, The Travelers Life and Annuity Company, or to separate accounts of affiliated companies (together, "The Companies"). The Fund serves as a funding option for certain variable annuity and variable life insurance contracts issued by The Companies.



                                  ONE CITYPLACE
                           HARTFORD, CONNECTICUT 06103
                            TELEPHONE 1-800-842-9368

                                   PROSPECTUS

                                   May 2, 2005

TABLE OF CONTENTS
Goals and Investments.......................................  2     Shareholder Transactions and Pricing................   8
Fund Performance............................................  3     Tax Consequences of Dividends and
Fees and Expenses...........................................  3        Distributions....................................  10
Investment Objective, Strategies and Related Risks..........  4     Financial Highlights................................  11
Management..................................................  6     Appendix............................................ A-1
   Investment Adviser.......................................  6
   Portfolio Managers.......................................  7
   Transfer Agent and Fund Administrator....................  7




--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED THE FUND'S SHARES AS AN INVESTMENT AND HAS NOT DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS AGAINST THE LAW FOR ANYONE TO TELL YOU OTHERWISE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
--------------------------------------------------------------------------------

                              HIGH YIELD BOND TRUST
                              Goals and Investments

                                                     ---------------------------------------------------
FUND'S OBJECTIVE:        High current income         INVESTMENT ADVISER:    Travelers Asset Management
KEY INVESTMENTS:         Below investment grade                             International Company LLC
                         corporate fixed-income                             ("TAMIC")
                         securities
                                                     PORTFOLIO MANAGERS:    Paul Mataras
                                                                            David Nadeau
                                                     ---------------------------------------------------


SELECTION PROCESS: The Fund normally invests at least 80% of its assets in below investment-grade bonds and debt securities ("80% investment policy"). Below investment-grade bonds and debt securities are those rated BB+ or lower by Standard & Poor's Ratings Group or Ba1 or lower by Moody's Investors Service, Inc., or unrated, but of comparable quality, and are commonly known as "junk bonds." There is no minimum acceptable rating for the Fund's investments, and the Fund may purchase or hold securities rated in the lowest rating category, including securities in default. The Fund may also invest in many different industries. The manager will follow certain steps to evaluate the risks associated with each investment. These techniques include:

  o  independent credit analysis        o  issuers' current value of assets
  o  judgment of the Adviser            o  discussions with issuer's management
  o  issuer's financial soundness and   o  analysis of current developments and
     anticipated cash flow                 trends in the economy and financial
                                           markets


PRINCIPAL RISKS: The Fund is most subject to lower-quality fixed-income risk, where market values are subject to credit risks of issuers who may default or otherwise fail to make timely debt payments and to fixed income securities risk, where market values move in the opposite direction of interest rates. Another principal risk may be equities risk, where market values may change abruptly, sometimes unpredictably. The Fund is subject to selection risk in that a strategy used, or security selected, may fail to have the desired effect. For more information on the Fund's investments and related risks, please see "Investments and Practices," the Appendix to this prospectus and the Statement of Additional Information ("SAI").

                                FUND PERFORMANCE

The chart and table below show how an investment in the Fund has varied over time and provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual total returns for 1, 5 and 10 years (or from the Fund's inception) compare with those of a relevant broad-based securities market index, the Credit Suisse First Boston High Yield Index ("Credit Suisse Index"). The Index is unmanaged and therefore does not incur the same management and trading expenses as the Fund does. An investor cannot invest directly in an index. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Companies. If such expenses were included, the returns would have been lower. Past performance can give some indication of the Fund's risk, but does not guarantee future results.


                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

            [Data below represents a bar chart in the printed piece]


 95      96      97        98      99     00       01      02     03        04
----   -----   -----      ----    ----   ----     ----    ----   -----     ----
15.7   16.05   16.56      6.56    4.42   0.27     9.55    4.57   29.15     8.75

-------------------------------------------------------------
Best Quarter:                  (2nd `03)           9.64 %
Worst Quarter:                 (3rd `01)          (4.27 )%
-------------------------------------------------------------

-------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2004

                           1 YEAR      5 YEAR    10 YEAR
                           -------    ---------  ---------
  High Yield                 8.75 %      10.19 %    11.38 %
  Credit Suisse Index       11.95 %       8.17 %     8.62 %
-------------------------------------------------------------


                                FEES AND EXPENSES

The fees and expenses in the tables below are what you may pay if you buy and hold shares of the Fund, and are based on the Fund's latest fiscal year. These fees and expenses do not reflect any of the fees that may be assessed under the variable contract for which this Fund is an investment option. If such fees were included, your costs would be higher. You should consult your contract prospectus or disclosure document for information on contract fees.

SHAREHOLDER FEES
(paid directly from your investment)......................        N/A
---------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)
---------------------------------------------------------------------------
   Management Fees........................................       0.45%
   Distribution and Service (12b-1) Fees..................       None
   Other Expenses*........................................       0.18%
                                                            ---------------
   Total Annual Fund Operating Expenses**.................       0.63%
                                                            ---------------
--------------
 * Other Expenses include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company ("TIC").

 ** TIC has an expense cap agreement with the Fund to limit Total Annual Fund Operating Expenses to 1.25%. TIC may terminate the agreement with 60 days' notice. As Total Annual Fund Operating Expenses are under that cap, no reimbursements are currently expected. Smith Barney Fund Management LLC ("SBFM") voluntarily waived a portion of its fees in the amount of $1,679. In addition, for the year ended December 31, 2004, SBFM reimbursed expenses in the amount of $31,759 in connection with the overpayment of transfer agent fees relating to the period from June 1999 through June 2004.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, the investment has a 5% return each year and the Fund's operating expenses remain the same. This example does not reflect any of the fees that may be assessed under the variable contract for which this Fund is an investment option. If such fees were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1             3            5            10
                 YEAR         YEARS        YEARS         YEARS
               ---------    ----------    ---------    ---------
                 $64          $202          $351         $786


               INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS

The Fund invests in various investments and other instruments subject to its investment policy, as described on page 1 of this prospectus, and in the SAI. The SAI also includes a description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities. The Fund may invest in various other types of securities and engage in other investment techniques and strategies that are not the principal focus of the Fund, including investing up to 20% of its total assets in equity securities and investing in foreign securities. Listed below is more information on the Fund's investments, its practices and related risks. For a complete list of all investments available to the Fund, please refer to the Appendix of this prospectus. For a free copy of the SAI, see the back cover of this prospectus. There is no guarantee that the Fund will reach its investment objective, and an investment in the Fund may lose money. When you sell your shares they may be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE          The Fund's investment objective is not
                              fundamental, and its objective and investment policies may be changed by the Board without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in a Fund's investment objective or policies may result in the Fund having a different investment objective or policies from those that a policy owner selected as appropriate at the time of investment.

80% INVESTMENT POLICY         The Fund will notify shareholders at least 60
                              days' prior to changing its 80% investment policy.

LOWER-QUALITY FIXED INCOME    High-yield, high-risk securities, commonly called
SECURITIES                    "junk bonds," are considered speculative. While
                              generally providing greater income than
                              investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed-income securities, the value of high-yield securities will also fluctuate as interest rates change.

FIXED-INCOME INVESTMENTS      Fixed-income securities include U.S. Government
GENERALLY                     obligations, certificates of deposit, and
                              short-term money market instruments. Fixed-income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

                              The value of debt securities varies inversely with interest rates. This means generally that the value of these investments increases as interest rates fall and decreases as interest rates rise. Yields from short-term securities normally may be lower than yields from longer-term securities. A bond's price is affected by the credit quality of its issuer. An issuer may not always make payments on a fixed income security. Some fixed income securities, such as mortgage-backed securities are subject to prepayment risk, which occurs when an issuer can prepay the principal owed on a security before its maturity.

EQUITIES Equity securities include common and preferred stock, warrants, rights, depositary receipts and shares, trust certificates, and real estate instruments.

                              Equities are subject to market risk. Many factors affect the stock market prices and dividend payouts of equity investments. These factors include general business conditions, investor confidence in the economy, and current conditions in a particular industry or company.

FOREIGN SECURITIES            An investment in foreign securities involves risk
INVESTMENTS                   in addition to those of U.S. securities, including
                              possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. The Fund also bears "information" risk associated with the different accounting, auditing, and financial reporting standards in many foreign countries. If a Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S.
                              dollar will affect the U.S. dollar value of the Fund's assets. Foreign securities may be less liquid than U.S. securities.

EMERGING MARKET INVESTMENTS   Emerging markets offer the potential of
                              significant gains but also involve greater risks than investing in more developed countries.
                              Political or economic instability, lack of market liquidity and government actions, such as currency controls or seizure of private business or property may be more likely in emerging markets.

DERIVATIVES AND HEDGING       Derivative contracts, such as futures and options
TECHNIQUES                    on securities, may be used for any of the
                              following purposes:

                              o To hedge against the economic impact of adverse changes in the market value of its securities, due to changes in stock market prices, currency exchange rates or interest rates

                              o  As a substitute for buying or selling
                                 securities

                              o  To enhance return

                              Forward foreign currency contracts may be used to hedge against foreign currency exposure.

                              Even a small investment in derivative contracts can have a big impact on a Fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gain when stock prices, currency rates or interest rates are changing.

                              For a more complete description of derivative and hedging techniques and their associated risks, please refer to the SAI.

OTHER RISK FACTORS

TEMPORARY DEFENSIVE POSITION  The Fund may depart from principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in various types of money market instruments. If the Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

PORTFOLIO TURNOVER            The Fund may actively trade portfolio securities
                              in an attempt to achieve its investment objective.
                              Active trading will cause the Fund to have an increased portfolio turnover rate, which increases the Fund's transaction costs and may have an adverse impact on the Fund's performance

SELECTION RISK                Fund investors are subject to selection risk in
                              that a strategy used, or stock selected, may fail to have the desired effect. Specifically, stocks believed to show potential for capital growth may not achieve that growth. Strategies or instruments used to hedge against a possible risk or loss may fail to protect against the particular risk or loss.

                                   MANAGEMENT

INVESTMENT ADVISER

TRAVELERS ASSET MANAGEMENT INTERNATIONAL COMPANY LLC ("TAMIC") provides investment advice, and, in general, supervises and manages the investment program for the fund described in this prospectus. TAMIC is a registered investment adviser that was incorporated in 1978. Its principal offices are located at 242 Trumbull Street, Hartford, Connecticut, and it is an indirect wholly owned subsidiary of Citigroup, Inc. TAMIC also acts as an investment adviser or subadviser for:

       o   other investment companies used to fund variable products

       o   individual and pooled pension and profit-sharing accounts

       o domestic insurance companies affiliated with The Travelers Insurance Company (which is affiliated with TAMIC)

       o   nonaffiliated insurance companies.

For the year ended December 31, 2004, the Fund paid TAMIC a monthly fee for these services, as indicated:

         ANNUAL                                        AGGREGATE NET ASSET
     MANAGEMENT FEE                                     VALUE OF THE FUND
---------------------------                         --------------------------
          0.50%                  of the first          $  50,000,000 plus
          0.40%                  of the next           $100,000,000 plus
          0.30%                  of the next           $100,000,000 plus
          0.25%                of amounts over         $250,000,000

The aggregate fee paid for the recent fiscal year was 0.45% of the Fund's average net assets.

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it has reached an agreement with MetLife, Inc. ("MetLife") to sell Citigroup's life insurance and annuity businesses ("Travelers Life & Annuity") to MetLife. As part of this transaction, Travelers Asset Management International Company LLC ("TAMIC"), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of MetLife. TAMIC is the investment adviser to the High Yield Bond Trust.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer.

In connection with this transaction, the Trust's Board of Trustees will be asked to approve new investment advisory and administrative services contracts, and, to the extent required by law, variable annuity and variable life contract owners, who beneficially own the shares of the funds, will be asked to approve new investment advisory agreements.

PORTFOLIO MANAGERS

Mr. Paul A. Mataras and Mr. David A. Nadeau serve as the Portfolio Managers for the Fund and have since February 2004.

Mr. Mataras is a Vice President in the High Yield Group. He is responsible for investments in high yield securities in the following industries:
Telecommunications, Technology, Homebuilding, Building Products and Industrials. Mr. Mataras joined Citigroup in 1991 as a Director of Corporate Development. In November 1992 he began working as an investment officer with the Travelers Securities Department in the Private Placements and Investment Grade groups.

Mr. David A. Nadeau is a Vice President in the High Yield Group. He is responsible for investments in high yield securities in the following industries: Energy, Wireless Telecommunications, Chemicals, Paper & Forest Products, and Media. Immediately prior to joining Citigroup, David worked as a Vice President in the Global Special Investments group at ING Barings. He was responsible for investments in high yield, distressed and equity securities for the firm's $1.25 billion proprietary trading fund. Mr. Nadeau began his career in 1991 at Paine Webber Inc. as an investment banker in the firm's Corporate Finance Division.

Additional information about each Portfolio Manager's compensation, other accounts managed by each Portfolio Manager and each Portfolio Manager's ownership of securities in the Fund is contained in the SAI.

Certain MetLife subsidiaries, which are registered with the Securities and Exchange Commission ("SEC") as investment advisers (the "MetLife Advisers"), have received an exemptive order from the SEC that permits the MetLife Advisers to appoint subadvisers for funds they advise ("MetLife Funds"), replace existing subadvisers, or change the terms of subadvisory agreements without the approval of the MetLife Fund shareholders (the "Exemption").

Upon consummation of the transaction, as described above in the "Management - Investment Adviser" section, and pending shareholder approval, the Exemption would also apply to TAMIC, and any funds advised by TAMIC. The Fund, therefore, would be able, subject to Board approval, to add or change subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of a change. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement. TAMIC would not be permitted, however, to appoint a subadviser that is an affiliate of the Fund or TAMIC (other than by reason of serving as subadviser to the Fund) (an "Affiliated Subadviser") without shareholder approval.

                      TRANSFER AGENT AND FUND ADMINISTRATOR

TRANSFER AGENT

Citicorp Trust Bank, fsb, a subsidiary of Citigroup, serves as the Fund's transfer agent ("transfer agent"). The transfer agent has entered into a sub-transfer agency agreement with PFPC Inc. to serve as the Fund's sub-transfer agent and perform certain recordkeeping and accounting services.

RECENT DEVELOPMENTS

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (SEC) has notified Citigroup Asset Management (CAM), the Citigroup business unit that includes the funds' investment manager and other investment advisory companies; Citicorp Trust Bank
(CTB), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor's business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM's initiation and operation of, and compensation for, the transfer agent business and CAM's retention of, and agreements with, the subcontractor.

Travelers Life & Annuity ("TL&A") and CAM reviewed the adequacy and accuracy of the disclosure provided to the TL&A fund boards at the time the revised transfer agency arrangement was discussed with the boards and concluded that the transfer agency fees paid by the funds that did not have expense caps in effect to CTB for the period from June 1999 to June 2004 should be reimbursed with interest to the funds. The reimbursement occurred on November 1, 2004.

Citigroup is cooperating fully in the SEC's investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

FUND ADMINISTRATOR

The Travelers Insurance Company ("TIC") serves as the Fund's administrator. TIC has entered into a sub-administrative service agreement with Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup, to perform the Fund's pricing and bookkeeping services.

                      SHAREHOLDER TRANSACTIONS AND PRICING

Fund shares are currently sold only to insurance company separate accounts in connection with the variable annuity and variable life insurance contracts issued by The Companies. The term "shareholder" as used in this prospectus refers to any insurance company separate account that may use Fund shares as a funding option now or in the future. Fund shares are not sold to the general public. Fund shares are sold on a continuing basis without a sales charge at the net asset value next computed after the Fund's custodian receives payment. The separate accounts, to which shares are sold, however, may impose sales and other charges, as described in the appropriate contract prospectus.

The Fund currently issues only one class of shares. All shares of the Fund participate equally in dividends and distributions and have equal voting liquidation and other rights. When issued for the consideration described in the prospectus, shares are fully paid and nonassessable by the Fund. Shares are redeemable, transferable and freely assignable as collateral. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts.)

PRICING OF FUND SHARES

The offering price of Fund shares is the net asset value or NAV of a single share. Normally NAV is computed as of the close of regular trading (generally, 4:00 p.m. Eastern time) each day the New York Stock Exchange ("NYSE") is open. NAV is calculated by adding the value of a Fund's investments, cash and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

The Fund's assets are valued primarily based on market value. For securities traded on an exchange, the market value is determined by the closing sale or official closing price on that exchange. For securities that are not exchange traded, or exchange closing prices are unavailable, the market value is typically determined by third party pricing services using a variety of pricing techniques and methodologies. Additionally, if the pricing services are unable to supply a price, or a price is deemed to be unreliable, the value may be determined based on quotations received from one or more brokers/dealers that make a market in the security. Short-term money market instruments with remaining maturities of sixty days or less are valued using the amortized-cost method. This method approximates market value and minimizes the effect of changes in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded; the value is then converted into U.S. dollars from the local currency.

In cases where market prices or quotations are not readily available or are deemed unreliable, or if a significant event has occurred between the time at which a market price is determined and the time at which the Fund's NAV is calculated, an asset may be valued at "fair value" as determined in good faith in accordance with procedures adopted by the Trust's Board of Trustees ("Board"). In particular, the value of foreign securities may be materially affected by events occurring after the close of the market used to determine the securities' value, but before the Fund's NAV is calculated. The Fund uses a fair value model developed by a pricing service to value foreign equity securities on days when there has been more than a certain percentage change in the value of a domestic equity security index. Such percentage may be changed from time to time.

The use of fair value to price securities involves greater reliance on judgment than pricing securities based on readily available market quotations. When the Fund uses fair value to price securities, it may value those securities higher or lower than another fund using market quotations or its own fair value method. Additionally, there can be no assurance that the Fund will be able to obtain the fair value assigned to a security upon the sale of that security.

Foreign markets may be open on days when U.S. markets are closed. Accordingly, the value of foreign securities owned by the Fund could change on days when you cannot purchase or redeem shares of the Fund.

PURCHASES AND REDEMPTIONS

Owners of variable annuity or variable life insurance contracts should follow the purchase and redemption procedures described in your contract prospectus. The following is general information with regard to purchases and redemptions of Fund shares by insurance company separate accounts.

Fund shares are purchased and redeemed at the NAV next determined after the Fund receives a purchase or redemption order. NAVs are adjusted for fractions of a cent. Upon redemption, a shareholder may receive more or less than the amount paid at the time of purchase, depending upon changes in the value of the Fund's investment portfolio between purchase and redemption.

The Fund computes the NAV for purchases and redemptions as of the close of the Exchange on the day that the Fund has received all proper documentation from the shareholder. Redemption proceeds are normally wired or mailed either the same or the next business day, but not more than seven days later.

The Fund retains the right to refuse a purchase order. The Fund may temporarily suspend the redemption rights or postpone payments when the Exchange is closed (other than on weekends and holidays), when trading on the Exchange is restricted, or when permitted by the SEC.

FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and sales of Fund shares resulting from purchase, exchange or withdrawal transactions by certain owners of variable annuity and variable life insurance contracts ("contract owners") may harm other contract owners in various ways. These include: (1) dilution of the interests of long-term contract owners where frequent traders attempt to take advantage of market fluctuations that are not fully reflected in the Fund's NAV; (2) disruption of ordinary portfolio management, such as by necessitating that the Fund maintain a cash level higher than would otherwise be necessary or that the Fund sell securities prematurely or at inopportune times in order to generate cash to meet redemption requests; and (3) increased Fund costs, such as brokerage commissions. The Fund does not knowingly accommodate such frequent purchases and sales of Fund shares, and, to the Fund's knowledge there are no arrangements currently in place to allow or permit any contract owner to engage in trading beyond what is allowed under the applicable variable annuity or variable life insurance contract. However, the Fund's shares are offered exclusively to separate accounts of the Companies, and the Fund generally has little or no access to the transaction records of individual contract owners whose assets are invested in the separate accounts. Nonetheless, the Trust's Board of Trustees has adopted policies and procedures to discourage market timing while taking these circumstances into account. Specifically, the policies and procedures require that the Fund request written certifications from each Company at least annually specifying that: (1) the Company has instituted policies and procedures reasonably designed to detect and deter the use of the separate accounts for frequent trading; (2) the Company's policies and procedures address the level of trading that will be considered excessive and the Company monitors contract owner transactions to identify excessive trading; and (3) the Company applies such procedures uniformly. The applicable variable annuity or variable life insurance contract prospectus contains a more detailed description of the Companies' policies and procedures with respect to frequent trading.

To the extent that the Fund invests significantly in high yield bonds, it may be particularly susceptible to excessive trading by individuals attempting to take advantage of market fluctuations that are not fully reflected in the Fund's NAV. High yield bonds may be thinly or infrequently traded, or relatively less liquid, so they carry the risk that the current market price may not accurately reflect current market developments.

There is significant risk that the policies and procedures of the Fund and the Companies will prove ineffective and that excessive trading in Fund shares will occur which may result in the adverse consequences to contract owners described above. The Fund may alter its policies and procedures at any time without prior notice to shareholders or contract owners.

                 TAX CONSEQUENCES OF DIVIDENDS AND DISTRIBUTIONS

Capital gains and dividends are reinvested in additional Fund shares, without a sales charge. The Trust expects that Fund shares will be held under a variable annuity or variable life insurance contract. Under current tax law, distributions that are left to accumulate in the variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Contract purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to variable annuity or variable life insurance contracts.

The Fund intends to make distributions of income and capital gains in order to qualify each year as a regulated company under Subchapter M of the Internal Revenue Code. Further, the Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products.

                              FINANCIAL HIGHLIGHTS
                              HIGH YIELD BOND TRUST

The financial highlights table provides information to help you understand the Fund's financial performance for the past 5 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The expenses reflected in the table do not reflect any expenses associated with variable contracts such as administrative fees, account charges and surrender charges. If those expenses were included the total returns would be lower. The information was audited by KPMG LLP, independent registered public accounting firm, whose report along with the Fund's financial statements, is included in the annual report to shareholders, which is available upon request.

                                                                         YEAR ENDED DECEMBER 31,
                                                 -------------------------------------------------------------------------
                                                    2004(1)         2003(1)         2002(1)      2001(1)        2000(1)
                                                 -------------   -------------  ------------- -------------  -------------
Net Asset Value, Beginning of Year.............  $     9.76      $       8.11    $     9.04    $       8.77   $       9.47
Income (loss) from Operations:
   Net Investment Income.......................        0.70              0.77          0.78            0.80           0.79
   Net realized and unrealized gain (loss).....        0.16              1.59         (0.40)           0.04          (0.70)
   Total Income from Operations................        0.86              2.36          0.38            0.84           0.09
Less Dividends and Distributions From:

   Net Investment Income.......................       (0.70)            (0.71)        (1.31)          (0.57)         (0.79)
   Net realized gains(2).......................       (0.01)               --            --              --             --
   Total Dividends and Distributions...........       (0.71)            (0.71)        (1.31)          (0.57)         (0.79)
   Net Asset Value, End of Year................  $     9.91      $       9.76    $     8.11    $       9.04   $       8.77
TOTAL RETURN(3)................................        8.75%(6)         29.15%         4.57%           9.55%          0.97%
   Net Assets, End of Year (000's).............  $  106,539      $     95,852    $   60,818    $     50,016   $     34,678
RATIOS TO AVERAGE NET ASSETS
   Expenses(4).................................        0.60%(5)          0.65%         0.71%           0.73%          0.83%
   Net Investment Income.......................        7.08              8.28          8.81            8.79           8.74
Portfolio turnover rate........................          79%               80%          100%            110%            80%

--------------

(1) Per share amounts have been calculated using the monthly average shares method.

(2) Distributions from realized gains include both net realized short-term and long-term capital gains.

(3) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(4) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.25%.

(5) During the year ended December 31, 2004, Smith Barney Fund Management LLC voluntarily waived a portion of its fee and/or reimbursed the Fund for certain expenses. If such fees were not voluntarily waived and or expenses reimbursed, actual expense ratio would have been 0.63%.

(6) The adviser fully reimbursed the Fund for losses incurred resulting from violations of the Fund's investment restrictions. Without this reimbursement, the Fund's total return would have been 8.64%.

                                    APPENDIX
                              High Yield Bond Trust

The Fund invests in various instruments subject to its investment policy. The following techniques and practices are all available to the Fund, and are described together with their risks in the SAI.

INVESTMENT TECHNIQUES
---------------------

American Depositary Receipts
Bankers Acceptances
Buying Put and Call Options
Certificates of Deposit
Commercial Paper
Convertible Securities
Equity Securities
Floating & Variable Rate Instruments
Foreign Securities
Futures Contracts
High-Yield, High Risk Debt Securities
Illiquid Securities
Index Futures Contracts
Investment Company Securities
Investment Grade Debt Securities
Investment in Unseasoned Companies
Lending Portfolio Securities
Loan Participations
Options on Index Futures Contracts
Options on Stock Indices
Real Estate-Related Instruments
Repurchase Agreements
Reverse Repurchase Agreements
Rights and Warrants
Short-Term Money Market Instruments
Swap Agreements
Temporary Bank Borrowing
U.S. Government Obligations
Variable Amount Master Demand Notes
When-Issued Securities
Writing Covered Call Options

                              HIGH YIELD BOND TRUST

Investors who want more information about the Fund can obtain a SAI, which provides more detailed information on a number of topics and is made a part of this prospectus. Additional information about the Fund's investments is available in its annual and semi-annual reports to shareholders. The Fund's annual report provides a discussion of the market conditions and investment strategies that particularly affected the Fund's performance over the past fiscal year. These documents are free of charge. To obtain a copy, or ask other questions about the Fund, do one of the following:

--------------------------------------------------------------------------------
                             CALL -- 1-800-842-9368
--------------------------------------------------------------------------------
    WRITE--TRAVELERS LIFE & ANNUITY, P.O. BOX 990009, HARTFORD, CT 06199-0009
--------------------------------------------------------------------------------
      ACCESS THE EDGAR DATABASE ON THE SEC'S WEBSITE -- http://www.sec.gov
--------------------------------------------------------------------------------

Investors may also review or copy the above referenced documents at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the reference room may be obtained by calling the SEC at 1-202-942-8090. These documents may also be obtained, for a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by sending an e-mail request to publicinfo@sec.gov.

The Fund's SAI and shareholder reports are not available on a website because the Fund does not currently maintain a consumer website as Fund shares are only offered to separate accounts of the insurance companies listed on the cover.




(1940 Act # 811-3428)



















L-11173                                                                 May 2005

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                              HIGH YIELD BOND TRUST

                                   MAY 2, 2005

This Statement of Additional Information ("SAI") is not a prospectus. Investors should read this SAI with the High Yield Bond Trust's prospectus dated May 2, 2005 and the 2004 annual shareholder report. This SAI is incorporated by reference into the prospectus and is legally a part of the prospectus. Investors may obtain a free copy of the prospectus and annual shareholder report by writing or calling us at:

                         The Travelers Insurance Company
                                Annuity Services
                                  One Cityplace
                           Hartford, Connecticut 06103
                            800-842-9368 (toll free)

or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.



                                TABLE OF CONTENTS

Fund History.........................................................         2
Investment Objective, Policies and Risks.............................         2
Investment Restrictions..............................................        15
Valuation and Pricing................................................        16
Distributions........................................................        17
Trustees and Officers................................................        17
Code of Ethics.......................................................        21
Declaration of Trust.................................................        21
Investment Advisory Services.........................................        22
Redemptions in Kind..................................................        25
Brokerage............................................................        25
Fund Administration..................................................        26
Shareholder Rights...................................................        26
Federal Tax Status of the Fund.......................................        26
Performance..........................................................        29
Disclosure of Portfolio Holdings.....................................        32
Financial Statements.................................................        32
Additional Information...............................................        32
Appendix A - Ratings.................................................       A-1
Appendix B - Proxy Voting Policies and Procedures....................       B-1

                                  FUND HISTORY

The High Yield Bond Trust (the "Fund") is registered with the SEC as a diversified open-end management investment company. The Fund was formed as a Massachusetts business trust on March 18, 1982.

                    INVESTMENT OBJECTIVE, POLICIES AND RISKS

The Fund's investment objective is high income. To achieve this objective, the Fund normally invests at least 80% of its assets in below investment-grade bonds and debt securities ("80% investment policy"). These securities are high-yield, high-risk, lower-rated bonds and are commonly known as junk bonds. They are generally rated BB+ or lower by Standard & Poor's Corporation ("S&P") or Ba1 or lower by Moody's Investors Service, Inc. ("Moody's"). The Fund may invest in securities that are rated as low as D by S&P and C- by Moody's. The Fund intends to invest in D-rated debt only in cases where the investment adviser determines that there is a distinct prospect of improvement in the issuer's financial position as a result of the completion of a reorganization or otherwise. The Fund may also invest in unrated securities that offer comparable yield and risks as securities which are rated, as well as in non-investment quality zero coupon and pay-in-kind ("PIK") securities. There can be no assurance that the Fund will achieve its investment objective.

The Fund's investment objective and, unless noted as fundamental, its investment policies may be changed by the Board of Trustees ("Board") without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in the Fund's investment objective or policies may result in the Fund having a different investment objective or policies from those that a policyowner selected as appropriate at the time of investment.

This SAI supplements the information contained in, and should be read with, the High Yield Bond Trust's prospectus dated May 2, 2005 and the 2004 annual shareholder report.

Listed below for quick reference are the other types of investments that the Fund may make and the Fund's investment techniques. More detailed information about these investments and investment techniques follows the chart.

SECURITY/INVESTMENT TECHNIQUE
-------------------------------------------
American Depositary Receipts
-------------------------------------------
Bankers' Acceptances
-------------------------------------------
Buying Put and Call Options
-------------------------------------------
Certificates of Deposit
-------------------------------------------
Commercial Paper
-------------------------------------------
Convertible Securities
-------------------------------------------
Debt Securities
-------------------------------------------
Emerging Market Securities
-------------------------------------------
Equity Securities
-------------------------------------------
Floating & Variable Rate Instruments
-------------------------------------------
Foreign Securities
-------------------------------------------
Forward Contracts on Foreign Currency
-------------------------------------------
Futures Contracts
-------------------------------------------
High-Yield, High-Risk Debt Securities
-------------------------------------------
Illiquid Securities
-------------------------------------------
Investment Company Securities
-------------------------------------------
Investment Grade Debt Securities
-------------------------------------------
Investment in Unseasoned Companies
-------------------------------------------

SECURITY/INVESTMENT TECHNIQUE
-----------------------------------------------------
Lending Portfolio Securities
-----------------------------------------------------
Loan Participations and other Direct Indebtedness
-----------------------------------------------------
Options on Index Futures Contracts
-----------------------------------------------------
Options on Stock Indices
-----------------------------------------------------
Real Estate-Related Instruments
-----------------------------------------------------
Repurchase Agreements
-----------------------------------------------------
Reverse Repurchase Agreements
-----------------------------------------------------
Short-Term Money Market Instruments
-----------------------------------------------------
Stock Index Futures Contracts
-----------------------------------------------------
Swap Agreements
-----------------------------------------------------
Temporary Bank Borrowing
-----------------------------------------------------
U.S. Government Obligations
-----------------------------------------------------
Variable Rate Master Demand Notes
-----------------------------------------------------
Warrants and Rights
-----------------------------------------------------
When-Issued & Delayed Delivery Securities
-----------------------------------------------------
Writing Covered Call Options
-----------------------------------------------------


This section explains more about the investments and investment techniques listed above. It also includes a brief discussion about the specific risks associated with a particular investment or investment technique.

MONEY MARKET INSTRUMENTS. Money market instruments are those with remaining maturities of 397 days or less, such as commercial paper (including master demand notes), bank certificates of deposit, bankers' acceptances, and U.S. government securities, some of which may be subject to repurchase agreements.

CERTIFICATES OF DEPOSIT. Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate can usually be traded in the secondary market prior to maturity.

Certificates of deposit are limited to U.S. dollar-denominated certificates of U.S. banks that have at least $1 billion in deposits as of the date of their most recently published financial statements (including foreign branches of U.S. banks, U.S. branches of foreign banks that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation, and savings and loan associations that are insured by the Federal Deposit Insurance Corporation).

The Fund does not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank. Additionally, the Fund does not currently intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.

OBLIGATIONS OF FOREIGN BRANCHES OF U.S. BANKS. The obligations of foreign branches of U.S. banks may be general obligations of the parent bank as well as of the issuing branch. They also may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, if evidences of ownership of such securities are held outside the U.S., the Fund is subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

OBLIGATIONS OF U.S. BRANCHES OF FOREIGN BANKS. Obligations of U.S. branches of foreign banks may be general obligations of the parent bank as well as of the issuing branch. They also may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about an U.S. branch of a foreign bank than about a domestic bank.

BANKERS' ACCEPTANCES. Bankers' acceptances in which the Fund may invest are issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset, or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by the Fund must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion and must be payable in U.S. dollars.

COMMERCIAL PAPER RATINGS. The Fund's investments in commercial paper are limited to those rated A-1 by S&P or PRIME-1 by Moody's. These and other ratings of money market instruments are described as follows.

Commercial paper rated A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated A or better, although in some cases BBB credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established, and the issuer has a strong position within the industry.

The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

See the Appendix A for information with respect to ratings for other debt or equity securities.

U.S. GOVERNMENT OBLIGATIONS. As used in this SAI, "U.S. government securities" include securities issued by the U.S. Government, its agencies, instrumentalities and government-sponsored enterprises. U.S. government securities include a variety of Treasury securities that differ only in their interest rates, initial maturities and dates of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years at the date of issuance.

U.S. government securities include direct obligations of the U.S. Treasury and securities issued or guaranteed by the Federal Housing Administration, Export-Import Bank of the U.S., Small Business Administration, Government National Mortgage Association, Federal Home Loan Mortgage Corporation, The Tennessee Valley Authority, Student Loan Marketing Association and Federal National Mortgage Association.

Some U.S. government securities, such as Treasury bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S.; others, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the government-sponsored enterprise. Because the U.S. Government is not obligated by law to provide support to an instrumentality or government-sponsored enterprise, the Fund will invest in those U.S. government securities only when the Fund's investment adviser, Travelers Asset Management International Company LLC ("TAMIC"), determines that the credit risk with respect to the instrumentality or enterprise does not make its securities unsuitable investments. U.S. government securities will not include international agencies or instrumentalities in which the U.S. Government, its agencies, instrumentalities or government-sponsored enterprises participate, such as the World Bank, the Asian Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may, from time to time, purchase new-issue government or agency securities on a "when-issued," "delayed-delivery," or "to-be-announced" basis ("when-issued securities"). The prices of such securities are fixed at the time the commitment to purchase is made and may be expressed in either dollar-price or yield- maintenance terms. Delivery and payment may be at a future date beyond customary settlement time. It is the Fund's customary practice to make when-issued purchases for settlement no more than 90 days beyond the commitment date.

The commitment to purchase a when-issued security may be viewed as a senior security, which is marked to market and reflected in the Fund's net asset value daily from the commitment date. While the adviser intends for the Fund to take physical delivery of these securities, offsetting transactions may be made prior to settlement, if it is advantageous to do so. The Fund does not make payment or begin to accrue interest on these securities until settlement date. To invest its assets pending settlement, the Fund normally invests in short-term money market instruments and other securities maturing no later than the scheduled settlement date.

The Fund does not intend to purchase when-issued securities for speculative or "leverage" purposes. Consistent with Section 18 of the 1940 Act and the position of the SEC thereunder, when the Fund commits to purchase a security on a when-issued basis, the adviser identifies and places in a segregated account high-grade money market instruments and other liquid securities equal in value to the purchase cost of the when-issued securities.

The adviser believes that purchasing securities in this manner will be advantageous to the Fund. However, this practice entails certain additional risks, namely the default of the counterparty on its obligations to deliver the security as scheduled. In this event, the Fund would experience a gain or loss equal to the appreciation or depreciation in value from the commitment date. The adviser employs a rigorous credit quality procedure in determining the counterparties to deal with in purchasing when-issued securities and, in some circumstances, require the counterparty to post cash or some other form of security as margin to protect the value of the delivery obligation pending settlement.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes are unsecured obligations that permit the Fund to invest different amounts at varying interest rates under arrangements between the Fund (as lender) and the issuer of the note (as borrower). Under the note, the Fund has the right at any time to increase the amount up to the full amount provided by the note agreement, or to decrease the amount, and the borrower has the right to repay at any time up to the full amount of the note without penalty. Notes purchased by the Fund permit it to demand payment of principal and accrued interest at any time (on not more than seven days notice). Notes acquired by the Fund may have maturities of more than one year, provided that: (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days notice, and (2) the interest rate on such notes is adjusted automatically at periodic intervals, which normally do not exceed 31 days but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest-rate adjustment or the demand notice period. Because these notes are direct lending arrangements between the lender and the borrower, the notes normally are not traded and have no secondary market, although the notes are redeemable and, thus, repayable at any time by the borrower at face value plus accrued interest. Accordingly, the Fund's right to redeem depends on the borrower's ability to pay interest on demand and repay principal. In connection with variable rate master demand notes, TAMIC considers, under standards established by the Board, earning power, cash flow and other liquidity ratios of a borrower and monitors the ability of a borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund will invest in them only if the investment adviser determines that the issuer meets the criteria established for commercial paper.

ZERO COUPON BONDS AND STEP-UP BONDS. Zero coupon bonds do not pay interest. They are sold at a substantial discount from face value. Additionally, zero coupon bonds give the issuer the flexibility of reduced cash interest expense for several years, and they give the purchaser the potential advantage of compounding the coupons at a higher rate than might otherwise be available.

Zero coupon bonds are very risky, however, for the investor. Because the cash flows from zero coupon bonds are deferred and because zero coupon bonds often represent subordinated debt, their prices are more volatile than most other bonds.

Step-up bonds are a variant of zero coupon bonds. Step-up bonds pay little or no initial interest rate for several years and then a higher rate until maturity. They are also issued at a discount from face value.

For tax purposes, a purchaser of zero coupon bonds owes income tax on the interest that has accrued each year, even though the Fund has received no cash. Certain federal tax law income and capital gain distribution requirements may have an adverse effect on the Fund to the extent the Fund invests in zero coupon bonds.

PAY-IN-KIND BONDS. Pay-in-kind bonds pay interest either in cash or in additional securities at the issuer's option for a specified period. Like zero coupon bonds, PIK bonds are designed to give the issuer flexibility in managing cash flow. Unlike zero coupon bonds, however, PIK bonds offer the investor the opportunity to sell the additional securities issued in lieu of interest and thus obtain current income on the original investment. Certain federal tax law income and capital gain distribution requirements may have an adverse effect on the Fund to the extent that the Fund invests in PIK bonds.

RESET BONDS. The interest rate on reset bonds is adjusted periodically to a level, which should allow the bonds to trade at a specified dollar level, generally par or $101. The rate can usually be raised, but the bonds have a low call premium, limiting the opportunity for capital gains. Some resets have a maximum rate, generally 2.5% or 3% above the initial rate.

INCREASING RATE NOTES. Increasing rate notes ("IRNs") have interest rates that increase periodically (by 1/4% per quarter, for example). IRNs are generally used as a temporary financing instrument since the increasing rate is an incentive for the issuer to refinance with longer-term debt.

EQUITY SECURITIES. By definition, equity securities include common and preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

WARRANTS AND RIGHTS. The Fund may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle the purchaser to buy equity securities at a specific price for a specific period of time. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

FLOATING AND VARIABLE RATE INSTRUMENTS: Obligations that have a floating or variable rate of interest bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. The Fund limits its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. The advisers or subadvisers monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. The Fund's right to obtain payment at par on a demand instrument can be affected by events occurring between the date the Fund elects to demand payment and the date payment is due. Those events may affect the ability of the issuer of the instrument to make payment when due, except when such demand instruments permit same-day settlement. To facilitate settlement, these same-day demand instruments may be held in book entry form at a bank other than the Fund's custodian, subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.

The floating and variable rate obligations that the Fund may purchase include certificates of participation in obligations purchased from banks. A certificate of participation gives the Fund an undivided interest in the underlying obligations in the proportion that the Fund's interest bears to the total principal amount of such obligations. Certain of such certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity.

STOCK INDEX FUTURES CONTRACTS. The Fund may purchase and sell stock index futures contracts. Stock index futures contracts bind purchaser and seller to deliver, at a future date specified in the contract, a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and conversely, the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index futures contracts based on the S&P 500 Index, the New York Stock Exchange Composite Index, the Value Line Stock Index, and the Major Market Index. It is expected that financial instruments related to broad-based indices, in addition to those for which futures contracts are currently traded, will in the future be the subject of publicly traded futures contracts. The Fund may purchase and sell stock index futures contracts on its benchmark index or similar index.

Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but instead are liquidated through offsetting transactions that may result in a gain or a loss. A clearing organization associated with the relevant exchange assumes responsibility for closing out transactions and guarantees that, as between the clearing members of the exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

When futures contracts are entered into by theFund, either as the purchaser or the seller of such contracts, the Fund is required to deposit with its custodian in a segregated account in the name of the futures commission merchant ("FCM") an initial margin of cash or U.S. Treasury bills equaling as much as 5% to 10% or more of the contract settlement price. The nature of initial margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that initial margins for futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's initial margin on a futures contract represents a good faith deposit securing the customer's contractual obligations under the futures contract. The initial margin deposit is returned, assuming these obligations have been met, when the futures contract is terminated. In addition, subsequent payments to and from the FCM, called "variation margin," are made on a daily basis as the price of the underlying security or stock index fluctuates reflecting the change in value in the long (purchase) or short (sale) positions in the financial futures contract, a process known as "marking to market."

Futures contracts generally are not entered into to acquire the underlying asset and generally are not held to maturity. Prior to the contract settlement date, the Fund will normally close all futures positions by entering into an offsetting transaction which operates to cancel the position held, and which usually results in a profit or loss.

OPTIONS ON STOCK INDEX FUTURES CONTRACTS. The Fund also may purchase call and put options and write covered call and put options on stock index futures contracts of the type into which the particular Fund is authorized to enter. Covered put and call options on futures contracts will be covered in the same manner as covered options on securities and securities indices. The Fund may invest in such options for the purpose of closing out a futures position that has become illiquid.

Options on futures contracts are traded on exchanges that are licensed and regulated by the CFTC. A call option on a futures contract gives the purchaser the right in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

Unlike entering into a futures contract itself, purchasing options on futures contracts allows a buyer to decline to exercise the option, thereby avoiding any loss beyond forgoing the purchase price (or "premium") paid for the options. Whether, in order to achieve a particular objective, the Fund enters into a stock index futures contract, on the one hand, or an option contract on a stock index futures contract, on the other, will depend on all the circumstances, including the relative costs, liquidity, availability and capital requirements of such futures and options contracts. The Fund will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions and the particular objective to be achieved.

REAL ESTATE-RELATED INSTRUMENTS: The Fund may engage in the purchase and sale of real estate related instruments including real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, over building and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

OPTIONS ON STOCK INDICES

In seeking to hedge all or a portion of its investments, the Fund may purchase put and call options and may write covered call options on securities indices listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indices include securities held in the Fund's portfolio. The Fund may also use securities index options as a means of participating in a securities market without making direct purchases of securities.

A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indices are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery of an underlying security; the option in the case of an option on a securities index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. The Fund may purchase and write options on securities indices that are traded on a U.S. exchange or board of trade or a foreign exchange, to the extent permitted under rules and interpretations of the CFTC, as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. Securities index options may be based on a broad or narrow market index or on an industry or market segment.

The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Fund realizes a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by the Fund of options on securities indices is subject to an adviser's ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.

Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of the Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. No such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when an adviser desires that the Fund engage in such a transaction.

INVESTMENT IN UNSEASONED COMPANIES: The Fund may also invest Fund assets in securities of companies that have operated for less than three years, including the operations of predecessors. Except for Equity Income. Large Cap and Pioneer Fund, the Fund has undertaken that they will not make investments that will result in more than 5% of total assets being invested in the securities of newly formed companies and equity securities that are not readily marketable. Investing in securities of unseasoned companies may, under certain circumstances, involve greater risk than is customarily associated with investment in more established companies.

LOAN PARTICIPATIONS AND OTHER DIRECT INDEBTEDNESS: By purchasing a loan participation, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase.

The Fund may also purchase other direct indebtedness such as trade or other claims against companies, which generally represent money owed by the company to a supplier of goods and services. These claims may also be purchased at a time when the company is in default. Certain of the loan participations and other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments which obligate the Fund to pay additional cash on a certain date or on demand.

The highly leveraged nature of many such loans and other direct indebtedness may make such loans especially vulnerable to adverse changes in economic or market conditions. Loan participations and other direct indebtedness may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

CONVERTIBLE SECURITIES. Convertible securities may include corporate notes or preferred stock, but ordinarily are long-term debt obligations of an issuer that are convertible at a stated price or exchange rate into the issuer's common stock. Convertible securities have characteristics similar to both common stock and debt obligations. Although to a lesser degree than with debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and, therefore, reacts to variations in the general stock market. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

As fixed-income securities, convertible securities are investments that provide a stable stream of income with generally higher yields than common stocks. Like all fixed-income securities, there can be no assurance of the current income because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential through the conversion feature for capital appreciation. There can be no assurance of capital appreciation because securities prices fluctuate.

Convertible securities generally are subordinated to other similar but not-convertible debt of the same issuer, although convertible bonds enjoy seniority payment rights over all equity securities. Convertible preferred stock is senior to the issuer's common stock. Because of the conversion feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

A synthetic convertible security is comprised of two distinct securities that together resemble convertible securities. Synthetic convertible securities combine non-convertible bonds or preferred stock with warrants or stock call options. The options that form a portion of the convertible security are listed on a securities exchange or on the National Association of Securities Dealers Automated Quotations Systems. The two components of a synthetic convertible security generally are not offered as a unit but may be purchased and sold by the Fund at different times. Synthetic convertible securities differ from convertible securities in that each component of a synthetic convertible security has a separate market value and responds differently from the other to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

DEBT SECURITIES. Debt securities held by the Fund may be subject to several types of investment risk, including market or interest rate risk, which relates to the change in market value caused by fluctuations in prevailing interest rates and credit risk, which relates to the ability of the issuer to make timely interest payments and to repay the principal upon maturity. Call or income risk relates to corporate bonds during periods of falling interest rates, and involves the possibility that securities with high interest rates will be prepaid or "called" by the issuer prior to maturity. Investment-grade debt securities are generally regarded as having adequate capacity to pay interest and repay principal, but have speculative characteristics. Below-investment-grade debt securities (sometimes referred to as "high-yield/high-risk" or "junk" bonds) have greater speculative characteristics. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The yield on debt instruments over a period of time should reflect prevailing interest rates, which depend on a number of factors, including government action in the capital markets, government fiscal and monetary policy, needs of businesses for capital goods for expansion, and investor expectations as to future inflation. The yield on a particular debt instrument is also affected by the risk that the issuer will be unable to pay principal and interest.

The Fund may invest in corporate debt obligations that are rated below the three highest rating categories of a nationally recognized statistical rating organization (AAA, AA, or A for S&P and Aaa, Aa, or A for Moody's (see the Appendix for more information) or, if unrated, of comparable quality) and may have speculative characteristics or be speculative. Lower-rated or comparable unrated bonds include bonds rated BB+ by S&P or Ba1 by Moody's or below. There is no minimum acceptable rating for a security to be purchased or held by the Fund, and it may, from time to time, purchase or hold securities rated in the lowest rating category, including bonds in default. Credit ratings evaluate the safety of the principal and interest payments but not the market value of high yield bonds. Further, the value of such bonds is likely to fluctuate over time.

Lower-rated bonds usually offer higher yields with greater risks than higher-rated bonds. Lower-rated bonds have more risk associated with them that the issuer of such bonds will default on principal and interest payments. This is because of reduced creditworthiness and increased risk of default. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities that react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the price or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time.

As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal and income than higher-rated securities.

An economic downturn may adversely affect the value of some lower-rated bonds. Such a downturn may especially affect highly leveraged companies or companies in cyclically sensitive industries, where deterioration in a company's cash flow may impair its ability to meet its obligations to pay principal and interest to bondholders in a timely fashion. From time to time, as a result of changing conditions, issuers of lower-rated bonds may seek or may be required to restructure the terms and conditions of securities they have issued. As a result of the restructuring, holders of lower-rated securities may receive less principal and interest than they had bargained for at the time such bonds were purchased. In the event of a restructuring, the Fund may bear additional legal or administrative expenses in order to maximize recovery from an issuer. Additionally, an increase in interest rates may also adversely impact the value of high yield bonds.

The secondary trading market for lower rated bonds is generally less liquid than the secondary trading market for higher-rated bonds. Adverse publicity and the perception of investors relating to issuers, underwriters, dealers or underlying business conditions, whether or not warranted by fundamental analysis, may affect the price of liquidity of lower-rated bonds. On occasion, therefore, it may become difficult to price or dispose of a particular security in the portfolio.

As discussed above, the Fund may, from time to time, own zero coupon bonds and pay-in-kind securities. The price of zero coupon bonds and pay-in-kind securities is generally more sensitive to fluctuations in interest rates than are conventional bonds. Additionally, federal tax law requires that interest on zero coupon bonds be reported as income to the Fund even though it receives no cash interest until the maturity or payment date of such securities.

Many corporate debt obligations, including many lower rated bonds, permit the issuers to call the security and therefore redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Fund owns a bond that is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at a lower interest rates, thus reducing income to the Fund.

EVALUATING THE RISKS OF LOWER-RATED SECURITIES. The Fund's adviser generally follows certain steps to evaluate the risks associated with investing in lower-rated securities. These techniques include:

     CREDIT RESEARCH. The adviser performs its own credit analysis in addition to using nationally recognized statistical rating organizations and other sources, including discussions with the issuer's management, the judgment of other investment analysts, and its own informed judgment. The credit analysis will consider the issuer's financial soundness, its responsiveness to changes in interest rates and business conditions, and its anticipated cash flow, interest or dividend coverage and earnings. In evaluating an issuer, the adviser or subadviser places special emphasis on the estimated current value of the issuer's assets rather than historical costs.

     DIVERSIFICATION. The Fund generally invests in securities of many different issuers, industries, and economic sectors to reduce portfolio risk.

     ECONOMIC ANALYSIS. The adviser also analyzes current developments and trends in the economy and in the financial markets. When investing in lower-rated securities, timing and selection are critical and analysis of the business cycle can be important.

Achievement by the Fund of its investment objective through investing in these bonds may be more dependent on the credit analysis of a lower-rated bond than would be the case if the Fund invested exclusively in higher-rated bonds.

BUYING PUT AND CALL OPTIONS. The Fund may purchase put options on securities held, or on futures contracts whose price volatility is expected to closely match that of securities held, as a defensive measure to preserve shareholders' capital when market conditions warrant. The Fund may purchase call options on specific securities, or on futures contracts whose price volatility is expected to closely match that of securities eligible for purchase by the Fund, in anticipation of or as a substitute for the purchase of the securities themselves. These options may be listed on a national exchange or executed in the "over-the-counter" market with a broker-dealer as the counterparty. While the investment adviser anticipates that the majority of option purchases and sales will be executed on a national exchange, put or call options on specific securities or for non-standard terms are likely to be executed directly with a broker-dealer when it is advantageous to do so. Option contracts will be short-term in nature, generally less than nine months in duration.

The Fund pays a premium in exchange for the right to purchase (call) or sell
(put) a specific number of shares of an equity security or futures contract at a specified price (the strike price) on or before the expiration date of the option contract. In either case, the Fund's risk is limited to the amount of the option premium paid.

The Fund may sell put and call options prior to their expiration and, thereby, realize a gain or loss. A call option expires worthless if the price of the related security is below the contract strike price at the time of expiration; a put option expires worthless if the price of the related security is above the contract strike price at the time of expiration.

The Fund uses put and call options for hedging purposes only. The adviser or subadviser identifies liquid securities sufficient to fulfill the call option delivery obligation, and these securities are segregated in an account. Similarly, the adviser or subadviser identifies deliverable securities sufficient to fulfill the put option obligation, which also are segregated. In the case of put options on futures contracts, the adviser or subadviser identifies portfolio securities whose price volatility is expected to match that of the underlying futures contract, and these securities are segregated.

WRITING COVERED CALL OPTIONS. The Fund may write or sell covered call options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price.

The Fund may only write "covered" options. This means that as long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills.

Writing call options permits the Fund to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call option, which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open.

Options on some securities are relatively new, and it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could impair the Fund's ability to use such options to achieve its investment objectives.

SWAPS. Swaps are over-the-counter ("OTC") agreements that typically require counterparties to make periodic payments to each other for a specified period. The calculation of these payments is based on an agreed-upon amount (called the notional amount) that generally is exchanged only in currency swaps. In other swaps, payments are usually made on a net basis, which means that on any given day, the Fund would receive or pay only the amount by which its payments under the agreement is less than or exceeds the amount of the counterparty's payments. The periodic payments may be a fixed or floating (variable) amount. Floating payments may change with fluctuations in interest or currency rates or equity or commodity prices, depending on the contract terms. Swaps are used to hedge a risk or obtain more desirable financing terms, and they can be used to profit from correctly anticipating rate and price movements.

FORWARD CONTRACTS ON FOREIGN CURRENCY. A forward contract is an agreement between two parties where one party is obligated to deliver a stated amount of a particular asset at a specified future time, and the other party is obligated to pay a specified amount for the assets at the time of delivery. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties to the contract. The contracting parties may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's total net assets. A forward currency contract is an obligation to buy (sell) an amount of a specified currency for an agreed price, which may be in U.S. dollars or a foreign currency. In the normal course of business, the Fund exchanges foreign currencies for U.S. dollars and for other foreign currencies; it may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may engage in a "position hedge" whereby it hedges some or all of its investments denominated in a foreign currency (or exposed to foreign currency fluctuations) against a decline in the value of the foreign currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in or exposed to that currency or by participating in options or futures contracts with respect to the currency. The Fund also may engage in position hedging with a "proxy" currency (one whose performance is expected to replicate or exceed the performance of the foreign currency relative to the U.S. dollar). The Fund also may enter into an "anticipatory" position hedge with respect to a currency when the Fund is considering the purchase or sale of investments denominated in or exposed to that currency. In any of these circumstances, the Fund may enter into a "cross hedge" whereby it uses a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies.

These types of hedging can minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S.-dollar value of the proceeds of or rates of return on the Fund's foreign securities. It is difficult to match precisely the increase in value of a forward contract to the decline in the U.S.-dollar value of the foreign asset that is the subject of the hedge. Shifting the Fund's currency exposure from one foreign currency to another removes the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if the portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform in a similar manner to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is unable to cover its forward currency positions with such securities, the Fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Fund's foreign contracts' commitments with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts. As an alternative to segregating assets, the Fund may buy call options permitting the Fund to buy the amount of foreign currency subject to a forward buy contract.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. In addition, the Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

FOREIGN AND EMERGING MARKETS SECURITIES AND ADRs. The Fund may invest in foreign securities. These securities may include U.S. dollar-denominated securities, debt securities of foreign governments (including provinces and municipalities) or their agencies or instrumentalities, securities issued or guaranteed by international organizations designated or supported by multiple governments or entities to promote economic reconstruction or development, and securities of foreign corporations and financial institutions.

The Fund may invest in American Depositary Receipts ("ADRs"). Due to the absence of established securities markets in certain foreign countries and restrictions in certain countries on direct investment by foreign countries and restrictions in certain countries on direct investment by foreign entities, the Fund may invest in certain issuers through the purchase of sponsored and unsponsored ADRs or other similar securities, such as

American Depositary Shares, Global Depositary Shares of International Depositary Receipts. ADRs are receipts typically issued by U.S. banks evidencing ownership of the underlying securities into which they are convertible. These securities may or may not be denominated in the same currency as the underlying securities. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

Subject to any limit on the Fund's investments in foreign securities, there may be no limit on the amount of assets that may be invested in securities of issuers domiciled in a single country or market. To the extent that the Fund's assets are invested substantially in a single country or market, the Fund is more susceptible to the risks of investing in that country or market than it would be if its assets were geographically more diversified.

Investments in foreign securities may offer the Fund an opportunity to pursue the performance potential of an overseas market. Such securities, however, also entail risks in addition to the risks of U.S. securities. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability that could affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Foreign settlement procedures and trade regulations may involve higher commission rates and risks and expenses not present in U.S. settlements. Changes in foreign exchange rates affects the value of those securities that are denominated or quoted in currencies other than the U.S. dollar.

Many of the foreign securities held by the Fund are not registered with, nor are the issuers thereof subject to SEC reporting requirements. Accordingly, there may be less publicly available information about the securities and the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

OTHER INVESTMENT COMPANIES. The Fund may invest in other investment companies to the extent permitted by the 1940 Act, including investing some or all of its assets in one or more other such investment companies. The Fund indirectly bears its pro rata share of any investment advisory and other fund expenses paid by the funds in which it invests.

ILLIQUID SECURITIES. The Fund may make investments in illiquid securities in an amount not exceeding 15% of the Fund's total asset value. Illiquid securities are those that are not readily marketable within seven days in the ordinary course and include restricted securities that may not be publicly sold without registration under the Securities Act of 1933 (the "1933 Act") and Rule 144A securities. In most instances such securities are traded at a discount from the market value of unrestricted securities of the same issuer until the restriction is eliminated. If the Fund sells such portfolio securities, it may be deemed an underwriter, as such term is defined in the 1933 Act, with respect to those sales, and registration of such securities under the 1933 Act may be required. The Fund will not bear the expense of such registration. In determining securities subject to the percentage limitation, the Fund will include, in addition to restricted securities, repurchase agreements maturing in more than seven days and other securities not having readily available market quotations, including options traded over-the-counter and other securities subject to restrictions on resale.

RULE 144A SECURITIES. Certain Rule 144A securities may be considered illiquid and, therefore, their purchase is subject to the Fund's limitation on the purchase of illiquid securities, unless the adviser under guidelines approved by the Board determines on an ongoing basis that an adequate trading market exists for the securities. If qualified institutional buyers become uninterested for a time in purchasing Rule 144A securities held by the Fund, the Fund's level of illiquidity could increase. The Board has established standards and procedures for determining the liquidity of Rule 144A securities and periodically monitors the adviser's implementation of the standards and procedures. The ability to sell to qualified institutional buyers under Rule 144A has developed in recent years, and the adviser cannot predict how this market will develop.

SHORT-TERM MONEY MARKET INSTRUMENTS. Certain Portfolios, may at any time invest funds awaiting investment or held as reserves for the purposes of satisfying redemption requests, payment of dividends or making other distributions to shareholders, in cash and short-term money market instruments. Short-term money market instruments are those with remaining maturities of 397 days or less and may include (i) short-term U.S. Government Securities and, short-term obligations of foreign sovereign governments and their agencies and instrumentalities, (ii) interest bearing savings deposits on, and certificates of deposit and bankers' acceptances of, United States and foreign banks, (iii) commercial paper of U.S. or of foreign issuers rated A-1 or higher by S&P or Prime-1 by Moody's, issued by companies which have an outstanding debt issue rated AA or higher by S&P or Aa or higher by Moody's or, if not rated, determined by the Investment Subadviser to be of comparable quality to those rated obligations which may be purchased by the Portfolios.

TEMPORARY BANK BORROWING: The Fund may borrow from banks for temporary purposes, including the meeting of redemption requests which might require the untimely disposition of securities.

LOANS OF SECURITIES TO BROKER DEALERS. The Fund may lend securities to brokers and dealers pursuant to agreements requiring that the loans be continuously secured by cash, liquid securities, or any combination of cash and liquid securities, as collateral equal at all times in value to at least 102% of the market value of the securities loaned. The Fund will not loan securities if, after a loan, the aggregate of all outstanding securities loans exceeds one-third of the value of the Fund's total assets taken at their current market value. The Fund continues to receive interest or dividends on the securities loaned and simultaneously earns interest on the investment of any cash loan collateral in U.S. Treasury notes, certificates of deposit, other high grade, short-term obligations or interest-bearing cash equivalents. Although voting rights attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the Fund may vote the securities if, in the opinion of the investment adviser, a material event affecting the investment would occur. There may be risks of delay in receiving additional collateral, in recovering the securities loaned, or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans may be made only to borrowers deemed to be of good standing, under standards approved by the Board of Trustees ("Board"), when the income to be earned from the loan justifies the risks.

REPURCHASE AGREEMENTS. The Fund may invest from time to time in repurchase agreements with approved counterparties. Approved counterparties are limited to national banks or broker-dealers on the Federal Reserve Bank of New York's list of primary reporting dealers, in each case meeting the investment adviser's credit quality standards as presenting minimal risk of default. All repurchase transactions must be collateralized by U.S. government securities with market value no less than 102% of the amount of the transaction, including accrued interest. Repurchase transactions generally mature the next business day but, in the event of a transaction of longer maturity, collateral will be marked-to-market daily and, when required, the counterparty will provide additional cash or qualifying collateral.

In executing a repurchase agreement, the Fund purchases eligible securities subject to the counterparty's agreement to repurchase them on a mutually agreed upon date and at a mutually agreed upon price. The purchase and resale prices are negotiated with the counterparty on the basis of current short-term interest rates, which may be more or less than the rate on the securities collateralizing the transaction. The Fund will engage in repurchase agreements only where it takes physical delivery or, in the case of "book-entry" securities, the security is segregated in the counterparty's account at the Federal Reserve for the benefit of the Fund, to perfect the Fund's claim to the collateral for the term of the repurchase agreement in the event the counterparty fails to fulfill its obligation.

As the securities collateralizing a repurchase transaction are generally of longer maturity than the term of the transaction, in the event of default by the counterparty on its obligation, the Fund would bear the risks of delay, adverse market fluctuation and any transaction costs in disposing of the collateral.

REVERSE REPURCHASE AGREEMENTS: A reverse repurchase agreement transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees on a stipulated date in the future to repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory to the adviser or subadviser. Such transactions may increase fluctuations in the Fund's yield or in the market value of its assets.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund may restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

TEMPORARY INVESTMENTS. Permissible temporary investments for defensive or cash management purposes may include U.S. government securities and money market instruments, including instruments of banks that are members of the Federal Deposit Insurance Corporation with assets of at least $1 billion, such as certificates of deposit, demand and time deposits, and bankers' acceptances; prime commercial paper, including master demand notes; and repurchase agreements secured by U.S. government securities.

                             INVESTMENT RESTRICTIONS

At a meeting held April 30, 1999, the Fund adopted the following investment policies as fundamental (those that may not be changed without shareholder approval).

FUNDAMENTAL POLICIES

The Fund, irrespective of any fundamental or non-fundamental operating investment policies, may invest all or a portion of its assets in one or more investment companies without a shareholder vote. The Fund may not:

1. DIVERSIFICATION: with respect to 75% of its assets, purchase a security other than a security issued or guaranteed by the U. S. Government, its agencies, instrumentalities, or government-sponsored enterprises or a security of an investment company if, as a result; (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer, or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer.

2. INDUSTRY CONCENTRATION: purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this policy, there is no limit on: (1) investments in U. S. government securities, in repurchase agreements covering U. S. government securities, in securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investment in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent that it invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

3. BORROWING: borrow money if, as a result, outstanding borrowings would exceed an amount equal to one-third of the Fund's total assets.

4. REAL ESTATE: purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business).

5. LENDING: make loans to other parties if, as a result, more than one-third of its total assets would be loaned to other parties. For purposes of this policy, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

6. COMMODITIES: purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts and options on futures or from investing in securities or other instruments backed by physical commodities).

7. UNDERWRITING: be an underwriter (as that term is defined in the 1933 Act) of securities issued by other persons except, to the extent that in connection with the disposition of its assets, the Fund may be deemed to be an underwriter.

8. SENIOR SECURITIES: issue any class of senior securities except to the extent consistent with the 1940 Act.

NON-FUNDAMENTAL POLICIES

Effective May 1, 1999, the Fund also complies with the following nonfundamental investment policies. The Fund will not:

     1. BORROWING: for purpose of the borrowing limitation, the following are not treated as borrowings to the extent they are fully collateralized: (1) the delayed delivery of purchased securities (such as the purchase of when-issued securities); (2) reverse repurchase agreements; (3) dollar-roll transactions; and (4) the lending of securities ("leverage transactions"). (See Fundamental Policy No. 3 "Borrowing.")

     2. LIQUIDITY: invest more than 15% of its net assets in: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Fund's Board of Trustees.

     3. EXERCISING CONTROL OF ISSUERS: make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

     4. OTHER INVESTMENT COMPANIES: invest in securities of another investment company, except to the extent permitted by the 1940 Act.

     5. SHORT SALES: sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     6. PURCHASING ON MARGIN: purchase securities on margin, except that the Fund may use short-term credit for the clearance of its portfolio transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

     7. LENDING: lend a security if, as a result, the amount of loaned securities would exceed an amount equal to one-third of the Fund's total assets.

     8. PLEDGING: pledge its assets except as permitted by the 1940 Act.

     9. 80% INVESTMENT POLICY: The Fund will notify shareholders at least 60 days' prior to changing its 80% investment policy.


                              VALUATION AND PRICING

VALUATION. We determine current value for the Fund's portfolio securities as follows: securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales prices were reported and U.S. government and agency obligations are valued at the mean between the last reported bid and ask prices or on the basis of quotations received from unaffiliated reputable brokers or other recognized sources; and, securities that have a remaining maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. The Fund values short-term money market instruments with maturities of 60 days or less at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest receivable, approximates market value. All other investments are valued at fair value as determined in good faith by the Board.

PRICING. We compute the Fund's net asset value per share as of the close of regular trading (currently 4:00 p.m. Eastern time) on the New York Stock Exchange ("Exchange") each day the Exchange is open for business. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is arrived at by determining the value of the Fund's assets, subtracting its liabilities, and dividing the result by the number of shares outstanding. Fund shares are redeemed at the redemption value next determined after the Fund receives a redemption request. The redemption value is the net asset value adjusted for fractions of a cent and may be more or less than the shareholder's cost depending upon changes in the value of the Fund's portfolio between purchase and redemption.

We compute the Fund's redemption value as of the close of the Exchange at the end of the day on which it has received all proper documentation from the shareholder. Redemption proceeds are normally wired or mailed either the same or the next business day, but in no event later than seven days thereafter.

The Fund may temporarily suspend the right to redeem its shares when: (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable; or (4) the SEC, for the protection of shareholders, so orders.

                                  DISTRIBUTIONS

The Trust intends to distribute dividends from the Fund's net investment income and all net realized capital gains annually in shares or, at the option of the shareholder, in cash. When the Fund makes a distribution, it intends to distribute only its net capital gains and such income as has been predetermined to be taxable as ordinary income. Therefore, net investment income distributions will not be made on the basis of distributable income as computed on the Fund's books but will be made on a federal taxation basis.

                              TRUSTEES AND OFFICERS

Under Massachusetts's law, the Fund's Board has absolute and exclusive control over the management and disposition of all the Fund's assets. Subject to the provisions of its Declaration of Trust, the Fund's business and affairs are managed by the Board of Trustees or other parties so designated by the Board. The Fund's trustees and officers are listed below.

OFFICERS AND INTERESTED TRUSTEES


                                                                                                           NUMBER OF
                                                                                                         PORTFOLIOS IN
                                                                                                              FUND         OTHER
                          POSITION(S)        TERM OF OFFICE                                                 COMPLEX    DIRECTORSHIPS
                          HELD WITH          AND LENGTH OF                                                OVERSEEN BY     HELD BY
  NAME ADDRESS AND AGE       FUND             TIME SERVED    PRINCIPAL OCCUPATION DURING LAST FIVE YEARS    DIRECTOR     DIRECTOR
  --------------------    ----------------   --------------  -------------------------------------------  ------------  ------------

 *R. Jay Gerken         Chairman, President,   Since 2002    Managing Director (1989 to present) of           219          None
 399 Park Avenue          CEO and Trustee                    Citigroup Global Markets Inc.; Chairman,
 New York, NY                                                President and CEO of Smith Barney Fund
 Age 54                                                      Management LLC; Travelers Investment
                                                             Adviser, Inc. and CitiFund Management Inc.
                                                             Chairman, Chief Executive Officer and
                                                             President, Board of Managers
                                                             (2002-present), six Variable Annuity
                                                             Separate Accounts of The Travelers
                                                             Insurance Company+; Chairman, Chief
                                                             Executive Officer and President, Board of
                                                             Trustees (2002-present), five Mutual Funds
                                                             sponsored by The Travelers Insurance
                                                             Company.++

 Ernest J. Wright       Assistant Secretary    Since 2004    Vice President and Secretary                     N/A          None
 One Cityplace            to the Board                       (1996-present), Assistant Secretary
 Hartford, Connecticut                                       (1994-1996), Counsel (1987-present), The
 Age 64                                                      Travelers Insurance Company; Secretary
                                                             (1994 to 6-1-2004), Assistant Secretary
                                                             (6-1-2004 to present), six Variable Annuity
                                                             Separate Accounts of The Travelers
                                                             Insurance Company+; Secretary (1994 to
                                                             6-1-2004), Assistant Secretary (6-1-2004 to
                                                             present), five Mutual Funds sponsored by
                                                             The Travelers Insurance Company.++

 Kathleen A. McGah      Secretary to           Since 2004    Deputy General Counsel (1999 - present);         N/A          None
 One Cityplace           The Board                           Assistant Secretary (1995-present), The
 Hartford, Connecticut                                       Travelers Insurance Company; Assistant
 Age 54                                                      Secretary (1995 to 6-1-2004), Secretary
                                                             (6-1-2004 to present), six Variable Annuity
                                                             Separate Accounts of The Travelers
                                                             Insurance Company+; Assistant Secretary,
                                                             (1995 to 6-1-2004), Secretary (6-1-2004 to
                                                             present), five Mutual Funds sponsored by
                                                             The Travelers Insurance Company.++ Prior to
                                                             January 1995, Counsel, ITT Hartford Life
                                                             Insurance Company.

 Andrew B. Shoup        Senior Vice President  Since 2004    Director of Citigroup Asset Management;          N/A          None
 125 Broad Street             and Chief                      Senior Vice President and Chief
 New York, New York     Administrative Officer               Administrative Officer of five Mutual Funds
 Age 48                                                      sponsored by The Travelers Insurance
                                                             Company.++ Treasurer of certain mutual
                                                             funds associated with Citigroup. Head of
                                                             International Funds Administration of CAM
                                                             (2001-2003); Director of Global Funds
                                                             Administration of CAM from 200-2001' Head
                                                             of U.S. Citibank Funds Administration of
                                                             CAM (1998-2000)

 Kaprel Ozsolak         Treasurer              Since 2004    Vice President of Citigroup Global Markets       N/A          None
 125 Broad Street                                            Inc.; Chief Financial Officer and Treasurer
 New York, New York                                          of certain mutual funds associated with
 Age 39                                                      Citigroup; Controller of certain mutual
                                                             funds associated with Citigroup (2002-2004)
                                                             and five Mutual Funds sponsored by The
                                                             Travelers Insurance Company. ++

 Andrew Beagley           Chief Anti-Money     Since 2002    Director of Citigroup Global Markets, Inc.       N/A          None
 399 Park Avenue        Laundering Compliance                (since 2000); Director of Compliance, North
 New York, New York            Officer                       America, Citigroup Asset Management (since
 Age 42                                                      2000); Chief Anti-Money Laundering
                                                             Compliance Officer and Vice President of
                                                             certain mutual funds associated with
                                                             Citigroup; Director of Compliance, Europe,
                                                             the Middle East and Africa, Citigroup Asset
                                                             Management (from 1999 to 2000); Compliance
                                                             Officer, Salomon Brothers Asset Management
                                                             Limited, Smith Barney Global Capital
                                                             Management Inc., Salomon Brothers Asset
                                                             Management Asia Pacific Limited (from 1997
                                                             to 1999); Chief AML Compliance Officer of
                                                             five Mutual Funds sponsored by The
                                                             Travelers Insurance Company.++

 William D. Wilcox      Chief Compliance       Since 2004    Counsel and Chief Compliance Officer (1999       N/A          None
 One Cityplace              Officer                          - present); The Travelers Insurance
 Hartford, CT                                                Company; Chief AML Compliance
 Age 41                                                      (2002-present), six Variable Annuity
                                                             Separate Accounts of The Travelers
                                                             Insurance Company.+; Chief Compliance
                                                             Officer (2004-present), five Mutual Funds
                                                             sponsored by The Travelers Insurance
                                                             Company. ++

Non-Interested Trustees


                                                                                                           NUMBER OF       OTHER
                                                                                                         PORTFOLIOS IN DIRECTORSHIPS
                                                                                                              FUND       OF PUBLIC
                          POSITION(S)        TERM OF OFFICE                                                 COMPLEX      COMPANIES
                          HELD WITH          AND LENGTH OF                                                OVERSEEN BY     HELD BY
  NAME ADDRESS AND AGE       FUND             TIME SERVED    PRINCIPAL OCCUPATION DURING LAST FIVE YEARS    DIRECTOR     DIRECTOR
  --------------------    ----------------   --------------  -------------------------------------------  ------------  ------------
 Robert E. McGill, III  Trustee                Since 1990    Retired manufacturing executive. Director        34           None
 295 Hancock Street                                          (1983-1995), Executive Vice President
 Williamstown, MA                                            (1989-1994) and Senior Vice President,
 Age 74                                                      Finance and Administration (1983-1989), The
                                                             Dexter Corporation (manufacturer of
                                                             specialty chemicals and materials); Vice
                                                             Chairman (1990-1992), Director (1983-1995),
                                                             Life Technologies, Inc. (life
                                                             science/biotechnology products); Director,
                                                             (1994-1999), The Connecticut Surety
                                                             Corporation (insurance); Director
                                                             (1995-2000), Chemfab Corporation (specialty
                                                             materials manufacturer); Director
                                                             (1999-2001), Ravenwood Winery, Inc.;
                                                             Director (1999-2003), Lydall Inc.
                                                             (manufacturer of fiber materials); Member,
                                                             Board of Managers (1974-present), six
                                                             Variable Annuity Separate Accounts of The
                                                             Travelers Insurance Company+; Trustee
                                                             (1990-present), five Mutual Funds sponsored
                                                             by The Travelers Insurance Company.++

 Lewis Mandell          Trustee                Since 1990    Professor of Finance and Managerial               34       Director
 Trustee                                                     Economics, University at Buffalo since                  (2000-present),
 160 Jacobs Hall                                             1998. Dean, School of Management                        Delaware North
 Buffalo, NY                                                 (1998-2001), University at Buffalo; Dean,                   Corp.
 Age 62                                                      College of Business Administration                       (hospitality
                                                             (1995-1998), Marquette University;                         business)
                                                             Professor of Finance (1980-1995) and
                                                             Associate Dean (1993-1995), School of
                                                             Business Administration, and Director,
                                                             Center for Research and Development in
                                                             Financial Services (1980-1995), University
                                                             of Connecticut; Member, Board of Managers
                                                             (1990-present), six Variable Annuity
                                                             Separate Accounts of The Travelers
                                                             Insurance Company+; Trustee (1990-present),
                                                             five Mutual Funds sponsored by The
                                                             Travelers Insurance Company.++

 Frances M. Hawk,       Trustee                Since 1991    Private Investor, (1997-present); Portfolio       34          None
 CFA, CFP                                                    Manager (1992-1997), HLM Management
 Trustee                                                     Company, Inc. (investment management);
 108 Oxford Hill Lane                                        Assistant Treasurer, Pensions and Benefits.
 Downingtown, PA                                             Management (1989-1992), United Technologies
 Age 57                                                      Corporation (broad-based designer and
                                                             manufacturer of high technology products);
                                                             Member, Board of Managers (1991-present),
                                                             six Variable Annuity Separate Accounts of
                                                             The Travelers Insurance Company+; Trustee
                                                             (1991-present), five Mutual Funds sponsored
                                                             by The Travelers Insurance Company.++


--------------

+ The six Variable Annuity Separate Accounts are: The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities,

     Tactical Short-Term Bond Account for Variable Annuities and Tactical Aggressive Stock Account for Variable Annuities.

++ The five Mutual Funds are: Capital Appreciation Fund, Money Market Portfolio, High Yield Bond Trust, Managed Assets Trust and The Travelers Series Trust.

* Mr. Gerken is an "interested person" within the meaning of the 1940 Act, as amended, by virtue of his position as Managing Director of Citigroup Global Markets Inc., an indirect wholly owned subsidiary of Citigroup Inc., and his ownership of shares and options to purchase shares of Citigroup Inc., the indirect parent of The Travelers Insurance Company.

Effective January 1, 2003, Mr. Knight Edwards retired from his directorship on the Board. He remains as an Emeritus Trustee. An Emeritus Trustee is permitted to attend meetings, but has no voting power.

COMMITTEES. To operate more efficiently, the Board established two operating committees. The Nominating and Administration Committee recommends candidates for the nomination as members of the Board. The Committee also periodically reviews Board governance procedures, composition of the Board, compensation for the Board of Directors and the Committee monitors the performance of legal counsel employed by the Fund and the independent registered public accounting firm. The Nominating and Administration Committee will consider nominee recommendations by shareholders. Such recommendations should be submitted to the Fund in care of The Travelers Insurance Company, using the address on the cover page of this SAI. For the year ended December 31, 2004, the Nominating and Administration Committee met one time.

The Audit Committee monitors the appointment, compensation and termination of the Fund's independent registered public accounting firm. The Audit Committee also monitors the overall quality of the Fund's financial reports and other financial information, the independence and audit work of the Fund's independent registered public accounting firm and the Fund's financial reporting policies, practices and internal controls. For the year ended December 31, 2004, the Audit Committee met two times.

For the year ended December 31, 2004, the members of the Nominating and Administration Committee, and the Audit Committee were Robert E. McGill III, Lewis Mandell, and Frances M. Hawk. Trustees do not receive any additional compensation for their committee services.

COMPENSATION. Members of the Board who are also officers or employees of Citigroup Inc. or its subsidiaries are not entitled to any fee for their services to the Fund. Members of the Board who are not affiliated as employees of Citigroup, Inc. or its subsidiaries receive an aggregate retainer of $30,000 for service on the Boards of the five Mutual Funds sponsored by The Travelers Insurance Company and the six Variable Annuity Separate Accounts established by The Travelers Insurance Company. They also receive an aggregate fee of $3,500 for each meeting of such Boards attended and an additional fee of $1,000 for the second and each subsequent day of a regular scheduled meeting. Board Members with 10 years of service may agree to provide services as an emeritus director at age 72. Upon reaching 80 years of age, a Director must elect status as an emeritus director. An emeritus director will receive 50% of the annual retainer and 50% of meeting fees, if attended, but in no event for more than 10 years. The chart below shows the compensation paid to Board Members for the year ended December 31, 2004. Mr. Knight Edwards, as emeritus director, was paid $13,760 for the year ended December 31, 2004.

COMPENSATION TABLE.
INTERESTED TRUSTEES


------------------------------ ---------------------------- ---------------------------- -------------------------------------
                                                               PENSION OR RETIREMENT
                                   AGGREGATE COMPENSATION        BENEFITS ACCRUED        TOTAL COMPENSATION FROM FUND AND FUND
  NAME OF PERSON, POSITION              FROM FUND(1)            AS PART OF FUND EXPENSES      COMPLEX PAID TO DIRECTORS
------------------------------ ---------------------------- ---------------------------- -------------------------------------
------------------------------ ---------------------------- ---------------------------- -------------------------------------
     Jay Gerken                            N/A                           N/A                           N/A
       Chairman and Trustee
------------------------------ ---------------------------- ---------------------------- -------------------------------------

INDEPENDENT TRUSTEES


------------------------------ ---------------------------- ---------------------------- -------------------------------------
                                                               PENSION OR RETIREMENT
                                   AGGREGATE COMPENSATION        BENEFITS ACCRUED        TOTAL COMPENSATION FROM FUND AND FUND
  NAME OF PERSON, POSITION              FROM FUND(1)            AS PART OF FUND EXPENSES      COMPLEX PAID TO DIRECTORS
------------------------------ ---------------------------- ---------------------------- -------------------------------------
Robert E. McGill, III
 Trustee                              $2,634.62                     N/A                           $68,500
------------------------------- --------------------------- ---------------------------- ----------------------------------
Lewis Mandell

 Trustee                              $1,923.08                     N/A                           $50,000
------------------------------- --------------------------- ---------------------------- ----------------------------------
Frances M. Hawk, CFA, CFP
 Trustee                              $2,096.15                     N/A                           $54,500
------------------------------- --------------------------- ---------------------------- ----------------------------------

1 No compensation was deferred for any Trustee or Officer under a deferred compensation plan.

2 Affiliated companies of the adviser paid certain meeting fees for the year ended December 31, 2004.


The table below sets forth the dollar range of equity securities in the Funds beneficially owned by a Director, and, on an aggregate basis, in all registered investment companies overseen by a Director in the complex of Funds, as of December 31, 2004.


-----------------------------  --------------------------------  ------------------------------------------------------------------
                                                                  Aggregate Dollar Range of Equity Securities in all Registered
                                     Dollar Range of Equity       Investment Companies overseen by Directors in Family of
Trustee                             Securities in the Company                        Investment Companies
-----------------------------  --------------------------------  ------------------------------------------------------------------
R. Jay Gerken                             None                                                 None
-----------------------------  --------------------------------  ------------------------------------------------------------------
Robert E. McGill, III                     None                                                 None
-----------------------------  --------------------------------  ------------------------------------------------------------------
Lewis Mandell                             None                                                 None
-----------------------------  --------------------------------  ------------------------------------------------------------------
Frances M. Hawk                           None                                                 None
-----------------------------  --------------------------------  ------------------------------------------------------------------


                                 CODE OF ETHICS

Pursuant to Rule 17j-1 of the 1940 Act, the Fund and its investment adviser have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the funds. All personnel must place the interest of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personnel securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

                              DECLARATION OF TRUST

The Fund is organized as a Massachusetts business trust. In accordance with certain decisions of the Supreme Judicial Court of Massachusetts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, even if the Fund were held to be a partnership, the possibility of its shareholders incurring financial loss for that reason appears remote because the Declaration of Trust contains an express disclaimer of shareholder liability for the Fund's obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees. Further, the Declaration of Trust provides for indemnification out of Fund property for any shareholder held personally liable for the Fund's obligations.

                          INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER - TRAVELERS ASSET MANAGEMENT INTERNATIONAL COMPANY LLC ("TAMIC"), furnishes investment management and advisory services to the Fund in accordance with the terms of an investment advisory agreement that was approved by shareholders on April 23, 1993 (the "Agreement").

TAMIC was incorporated in 1978 under the laws of the State of New York. On February 15, 2000 TAMIC was converted into a Delaware Limited Liability Company. TAMIC is a registered investment adviser that has provided investment advisory services since its incorporation in 1978. TAMIC is an indirect wholly owned subsidiary of The Travelers Insurance Company, which is an indirect wholly owned subsidiary of Citigroup Inc. TAMIC's principal offices are located at 242 Trumbull Street, Hartford, Connecticut, 06115. TAMIC also provides investment advice to individual and pooled pension and profit-sharing accounts and non-affiliated insurance companies.

As required by the 1940 Act, the Agreement will continue in effect for a period more than two years from the date of its execution only so long as its continuance is specifically approved at least annually: (1) by a vote of a majority of the Board, or (2) by a vote of a majority of the Fund's outstanding voting securities. In addition, and in either event, the terms of the Agreement must be approved annually by a vote of a majority of the Board who are not parties to, or interested persons of any party to, the Agreement, cast in person at a meeting called for the purpose of voting on such approval and at which the Board is furnished such information as may be reasonably necessary to evaluate the terms of the Agreement. The Agreement further provides that it will terminate automatically upon assignment; may be amended only with prior approval of a majority of the Fund's outstanding voting securities; may be terminated without the payment of any penalty at any time upon sixty days' notice by the Board or by a vote of a majority of the Fund's outstanding voting securities; and may not be terminated by TAMIC without prior approval of a new investment advisory agreement by a vote of a majority of the Fund's outstanding voting securities.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY AGREEMENTS. As previously noted, the Board of Trustees oversees the Fund's investment advisers and determines whether to approve and renew the Fund's Investment Advisory Agreement. In reviewing the Agreement, the Board considered a number of factors, many of which are discussed below, but did identify any single factor as controlling.

Capability of the Investment Adviser to Provide Services

The Board considered, among other things, the experience and expertise of each Investment Adviser's personnel. The Board considered such factors as other clients or Funds for which the Adviser performs similar services, investment performance of such other clients or Funds, the length of service to such other clients or Funds and the size of asset pools advised. Additionally, the Board also considered the educational background and professional experience of the Adviser's personnel. The Board also considered the availability of such personnel to the Fund, as well as each Adviser's policies relating to the assignment of personnel to the Fund.

Regulatory Compliance History

The Board considered whether any of the Advisers or any affiliate thereof had any regulatory compliance problems. The Board considered the number and type of complaints, if any, involving the Adviser, and considered any inquiries involving the Adviser by the SEC or other federal or state agencies.

Investment Performance of the Fund

The Board reviewed the performance of the Fund from several perspectives. The Board considered how well the Fund achieved its objective. The Board also compared the Fund's performance with other funds with similar objectives and policies, but with different Advisers. Additionally, the Board compared the performance of the Fund with appropriate market indices.

Profitability of the Investment Adviser

The Board considered the reasonableness of the Adviser's profit, if any, from the fees under the Agreement. The Board assessed the fees in light of the Adviser's overall financial position. The Board considered the appropriateness of the method by which the costs to the Adviser of providing services are computed. The Board examined any collateral benefits to the Adviser as a result of providing services to the Fund as well as collateral benefits to the Fund as a result of its relationship with the Adviser.

Expenses

The Board considered data on the advisory fees of a representative sample of funds that are comparable to the Fund. The Board also considered the expense ratios of a representative sample of funds comparable to the Fund. The Board reviewed whether there have been any economies of scale realized because of common management with other Funds or other Funds managed by the Adviser and considered the potential for further economies of scale.

Conclusions

The Board evaluated information that is received annually, and at regular meetings throughout the year, and with the assistance of independent counsel, considered all of the factors discussed above, in approving the continuation of the Fund's investment advisory agreements. The Board found that the investment advisory fee is fair and reasonable, and based on the quality of personnel, operations, financial condition, investment advisory capabilities, and performance of the investment adviser, the Board determined that that the continuation of the Fund's investment advisory agreement is in the best interest of the Fund and its shareholders.

Under the terms of the Agreement, TAMIC shall:

     (1) obtain and evaluate pertinent economic, statistical and financial data and other information relevant to the investment policy of the Fund, affecting the economy generally and individual companies or industries, the securities of which are included in the Fund's portfolio or are under consideration for inclusion therein;

     (2) be authorized to purchase supplemental research and other services from brokers at an additional cost to the Fund;

     (3) regularly furnish recommendations to the Board with respect to an investment program for approval, modification or rejection by the Board;

     (4) take such steps as are necessary to implement the investment program approved by the Board; and

     (5) regularly report to the Board with respect to implementation of the approved investment program and any other activities in connection with the administration of the assets of the Fund.

ADVISORY FEES. For furnishing investment management and advisory services, TAMIC is entitled to be paid an annual fee, computed daily and payable monthly, at the following rates:

------------------ ------------------ -----------------------
     ANNUAL                            AGGREGATE NET ASSET
  MANAGEMENT FEE                         VALUE OF THE FUND
------------------ ------------------ -----------------------
      0.50%        of the first       $ 50,000,000, plus
------------------ ------------------ -----------------------
      0.40%        of the next        $100,000,000, plus
------------------ ------------------ -----------------------
      0.30%        of the next        $100,000,000, plus
------------------ ------------------ -----------------------
      0.25%        of amounts over    $250,000,000
------------------ ------------------ -----------------------


The total advisory fees paid to TAMIC for the years ended December 31, 2002, 2003 and 2004 were $278,976, $360,258, and $440,316, respectively.

Under the Agreement, the Company has agreed to reimburse the Fund for the amount by which its aggregate annual expenses, including investment advisory fees but excluding brokerage commissions, interest charges and taxes, exceed 1.25% of the Fund's average net assets for any year. For the years ended December 31, 2002, 2003 and 2004 the Fund received no reimbursements from the Company.

Smith Barney Fund Management LLC ("SBFM") voluntarily waived a portion of its fee in the amount of $1,679. In addition, for the year ended December 31, 2004, SBFM reimbursed expenses in the amount of $31,759 in connection with the overpayment of transfer agent fees relating to the period from June 1999 through June 2004.

PORTFOLIO MANAGERS

Mr. Paul A. Mataras and Mr. David A. Nadeau serve as the Portfolio Managers for the Fund and have since February 2004.

Mr. Mataras is a Vice President in the High Yield Group. He is responsible for investments in high yield securities in the following industries:
Telecommunications, Technology, Homebuilding, Building Products and Industrials. Mr. Mataras joined Citigroup in 1991 as a Director of Corporate Development. In November 1992 he began working as an investment officer with the Travelers Securities Department in the Private Placements and Investment Grade groups.

Mr. David A. Nadeau is a Vice President in the High Yield Group. He is responsible for investments in high yield securities in the following industries: Energy, Wireless Telecommunications, Chemicals, Paper & Forest Products, and Media. Immediately prior to joining Citigroup, David worked as a Vice President in the Global Special Investments group at ING Barings. He was responsible for investments in high yield, distressed and equity securities for the firm's $1.25 billion proprietary trading fund. Mr. Nadeau began his career in 1991 at Paine Webber Inc. as an investment banker in the firm's Corporate Finance Division.

PORTFOLIO MANAGER COMPENSATION

The Portfolio Managers for the Fund receive base salary and other employee benefits and are elibible to receive incentive compensation. Base salary is typically determined based on market factors and the skill and experience of individual investment personnel. Incentive compensation is determined using a number of factors. First the amount of the pool of dollars is based on management's assessment of business results and last year's pool is adjusted up or down based on those results. Individual awards are based on management's assessment of the individual's performance against a set of pre-determined objectives established at the beginning of each calendar year. Individual awards for the Portfolio Managers are delivered in a combination of cash and equity. Seventy-five percent of the award is delivered in cash and 25% of the award is delivered in the form of Citigroup restricted stock which is purchased at a 25% discount. The equity vests 25% per year over 4 years.


--------------------  -------------------------------  --------------------------------------  ------------------------------
                      Number of Other Accounts
                      Managed by Manager(s) as         Assets in Other Accounts Managed by     For Accounts Listed Where the
                      of December 31, 2004 by          Manager by Type of Account: (a)         Manager's Compensation
                      Type of Account: (a)             Registered Investment Company; (b)      is Based on the Account's
                      Registered Investment Company;   Other Pooled Investment Vehicles;       Performance, the Number
                      (b) Other Pooled Investment      (c) Other Accounts                      of Accounts and Assets
Portfolio Manager     Vehicles; (c) Other Accounts.                                            in the Accounts
--------------------  -------------------------------  --------------------------------------  ------------------------------
                      (a)            1                 (a)            98 million
Paul Mataras and      (b)            0                 (b)            0                        none
David Nadeau          (c)            20                (c)            2.1 billion
--------------------  -------------------------------  --------------------------------------  ------------------------------

--------------------  -------------------------------  --------------------------------------  ------------------------------

--------------------  -------------------------------  --------------------------------------  ------------------------------

As of December 31, 2004, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Paul Materas - None
David Nadeau - None

PORTFOLIO MANAGER MATERIAL CONFLICTS OF INTEREST

Apparent or actual material conflicts of interest may arise when a portfolio manager has responsibilities for more than one fund or account. In general, portfolio managers with responsibility for multiple funds or accounts may face one or more of the following conflicts of interest:

     o A portfolio manager may devote unequal time or attention to the management of each portfolio

     o A portfolio manager may receive an incentive, such as a performance based management fee that relates to certain funds and not others

     o A portfolio manager employed by a subadviser to a fund may have an interest in enhancing the performance of the subadviser's funds over a fund that is not part of the subadviser's own fund complex

                               REDEMPTIONS IN KIND

If conditions arise that would make it undesirable for the Fund to pay for all redemptions in cash, the Fund may authorize payment to be made in portfolio securities or other property. The Fund has obligated itself under the 1940 Act, however, to redeem for cash all shares presented for redemption by any one shareholder up to $250,000, or 1% of the Fund's net assets if that is less, in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value determined in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

                                    BROKERAGE

Subject to approval of the Board, TAMIC's policy, in executing transactions in portfolio securities, is to seek best execution of orders at the most favorable prices. Determining what may constitute best execution and price in the execution of a securities transaction by a broker involves considering, without limitation:

     o the overall direct net economic result to the Fund, involving both price paid or received and any commissions and other cost paid;

     o    the efficiency with which the transaction is effected;

     o the ability to effect the transaction at all where a large block is involved;

     o the availability of the broker to stand ready to execute potentially difficult transactions in the future; and

     o    the financial strength and stability of the broker.

Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid. Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, analyses and reports concerning issuers, industries, securities, economic factors and trends, and other statistical and factual information. Any such research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services TAMIC is required to perform under its investment advisory agreement. The cost, value, and specific application of such information are indeterminable and hence are not practicably allocable among the Fund and other clients of TAMIC who may indirectly benefit from the availability of such information. Similarly, the Fund may indirectly benefit from information made available as a result of transactions for such clients.

Purchases and sales of bonds and money market instruments are usually principal transactions and normally are purchased directly from the issuer or from the underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. Purchases from the underwriters do include the underwriting commission or concession, and purchases from dealers serving as market makers do include the spread between the bid and asked prices. Where transactions are made in the over-the-counter market, the Fund deals with primary market makers unless more favorable prices are otherwise obtainable. Brokerage fees are incurred in connection with futures transactions, and the Fund is required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

TAMIC's policy with respect to brokerage is and will be reviewed by the Board periodically. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated. Because the purchase and sale of bonds is a principal transaction, there are minimal brokerage commissions paid. The Funds' total brokerage commissions for the year ended December 31, 2004 was $140. The Fund's portfolio turnover rate for the years ended December 31, 2003 and 2004 was 80% and 79%, respectively.

                               FUND ADMINISTRATION

Since 1996 The Travelers Insurance Company ("TIC"), an indirect wholly-owned subsidiary of Citigroup, acts as administrator to the Fund. The Fund pay TIC an administration fee calculated at an annual rate of 0.06% of the average daily net assets of each respective Fund. This fee is calculated daily and paid monthly. TIC has entered into a sub-administrative services agreement with SBFM, another indirect wholly-owned subsidiary of Citigroup. TIC pays SBFM, as sub-administrator, a fee calculated at an annual of 0.02% of the average daily net assets of the Fund, plus $30,000 per Fund, subject to a maximum of 0.06% of the Fund's average daily net assets. For the years ended December 31, 2002, 2003 and 2004, the administration fees were $34,347, $46,539 and $58,547, respectively.

                               SHAREHOLDER RIGHTS

Fund shares are currently sold only to insurance company separate accounts in connection with variable annuity and variable life insurance contracts issued by the Company. Fund shares are not sold to the general public. Fund shares are sold on a continuing basis, without a sales charge, at the net asset value next computed after payment is made by the insurance company to the Fund's custodian. However, the separate accounts to which shares are sold may impose sales and other charges, as described in the appropriate policy or contract prospectus.

The Fund currently issues one class of shares which participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued and paid for, the shares will be fully paid and nonassessable by the Fund and will have no preference, conversion, exchange or preemptive rights.

Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares are redeemable, transferable and freely assignable as collateral. There are no sinking fund provisions. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts.)

Although the Fund is not currently aware of any disadvantages to contract owners of either variable annuity or variable life insurance contracts because the Fund's shares are available with respect to both products, an irreconcilable material conflict may conceivably arise between contract owners of different separate accounts investing in the Fund due to differences in tax treatment, management of the Fund's investments, or other considerations. The Fund's Board will monitor events in order to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and will determine what action, if any, should be taken in the event of such a conflict.

The Fund has delegated to the adviser the proxy voting responsibilities for the securities held by the Fund. Please see Appendix B for more information on proxy voting polices and procedures.

                         FEDERAL TAX STATUS OF THE FUND

The following discussion of the federal tax status of the Fund is a general and abbreviated summary based on tax laws and regulations in effect on the date of this statement of additional information. Tax law is subject to change by legislative, administrative or judicial action.

Qualification as Regulated Investment Company

The Fund is treated as a separate taxpayer for federal income tax purposes. The Fund intends to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code") and to qualify as a regulated investment company each year. If the Fund:
(1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and realized net short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement"), which the Fund intends to do, then under the provisions of Subchapter M of the Code the Fund should have little or no liability for federal income taxes. In particular, the Fund will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., realized net long-term capital gain in excess of realized net short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

The Fund generally will endeavor to distribute (or treat as deemed distributed) to shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income taxes on its earnings.

The Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of its gross income for each taxable year must be derived from (a) dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (b) net income derived from an interest in a "qualified publicly traded partnership"; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. government securities and other securities (provided that no more than 5% of the value of the Fund may consist of such other securities of any one issuer, and the Fund may not hold more than 10% of the outstanding voting securities of any issuer), and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), the securities of two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more "qualified publicly traded partnerships".

Distributions to Avoid Federal Excise Tax

A regulated investment company generally must distribute in each calendar year an amount equal to at least the sum of: (1) 98% of its ordinary taxable income for the year, (2) 98% of its capital gain net income for the 12 months ended on October 31 of that calendar year, and (3) any ordinary income or net capital gain income not distributed for prior years (the "excise tax avoidance requirements"). To the extent that a regulated investment company fails to do this, it is subject to a 4% nondeductible federal excise tax on undistributed earnings. However, the excise tax does not apply to a regulated investment company, whose only shareholders during the year are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, certain qualified trusts, or parties that contributed in aggregate $250,000 or less in seed money to the Fund. If the Fund has a seed money account that has more than $250,000 in the Fund, the Fund must make (and intends to make) the foregoing distributions of income in order to avoid paying the excise tax.

Section 817(h) Diversification Requirements

The Fund also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts that are used to support variable life insurance contracts and variable annuity contracts. A separate account may meet these requirements by investing solely in the shares of a regulated investment company registered under the 1940 Act as an open-end management investment company (such as the Fund) provided that such regulated investment company satisfies the diversification requirements (as well as certain other requirements) of Section 817(h) of the Code and the regulations issued thereunder. These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which the Fund may invest. In order to comply with future requirements of
Section 817(h) (or related provisions of the Code), the Fund may be required, for example, to alter its investment objectives.

The Section 817(h) requirements place certain limitations on the assets of each separate account (or underlying regulated investment company) that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:

     o no more than 55% of the Fund's total assets may be represented by any one investment

     o    no more than 70% by any two investments

     o    no more than 80% by any three investments

     o    no more than 90% by any four investments

Section 817(h) provides, as a safe harbor, that a separate account (or underlying regulated investment company) will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

Compliance with Applicable Requirements

If for any taxable year the Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income becomes subject to federal, and possibly state, income tax at regular corporate rates (without any deduction for distributions to its shareholders). In addition, if for any taxable year the Fund fails to qualify as a regulated investment company, owners of variable life insurance contracts and variable annuity contracts who have assets directed to the Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Likewise, if the Fund fails to comply with the diversification (or other) requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have assets directed to the Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above requirements is carefully monitored by the Fund's investment advisers and subadvisers, and the Fund intends to comply with these requirements as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for the Fund than would otherwise be the case, since, to comply with the above requirements, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Fund's investment adviser and subadvisers might otherwise select.

Capital Loss Carryforwards

As of December 31, 2004, the Fund did not have any capital loss "carryforwards".

Investments in Foreign Securities

Investment income received from sources within foreign countries, or capital gains earned by the Fund investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of the Fund's assets to be invested within various countries is not now known. The Fund intends that it will operate so as to qualify for applicable treaty-reduced rates of tax.

If the Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the Fund to recognize taxable income or gain without the concurrent receipt of cash. If the Fund acquires stock in foreign corporations, it may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions that generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the Fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

Investments with Original Issue Discount

If the Fund invests in certain payment-in-kind instruments, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) it must accrue income on such investments prior to the receipt of the corresponding cash. However, because the Fund must meet the 90% distribution requirement to qualify as a regulated investment company, the Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

Options, Futures, and Swaps

The Fund's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of the Fund, (2) could require the Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above. To mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company, management seeks to monitor the Fund's transactions, seeks to make the appropriate tax elections on behalf of the Fund, and seeks to make the appropriate entries in the Fund's books and records when the Fund acquires any option, futures contract or hedged investment.

The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and the Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

INVESTOR TAXATION

Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants with assets directed to the Fund generally are not subject to federal income tax on Fund earnings or distributions or on gains realized upon the sale or redemption of Fund shares until they are withdrawn from the contract or plan. For information concerning the federal income tax consequences to the owners of variable life insurance contracts and variable annuity contracts, see the prospectuses for such contracts. For information concerning the federal income tax consequences to plan participants, see the summary plan description or contact your plan administrator.

OTHER INFORMATION. The discussion of "Tax Consequences of Dividends and Distributions" in the prospectus and the foregoing discussion of federal income tax consequences is a general and abbreviated summary based on tax laws and regulations in effect on the date of the prospectus. Tax law is subject to change by legislative, administrative or judicial action. Each prospective investor should consult his or her own tax advisor as to the tax consequences of investments in the Fund.

It is not feasible to comment on all of the federal tax consequences concerning the Fund. No further discussion of those consequences is included in this SAI. For information concerning the federal income tax consequences to the owners of variable life insurance and annuity contracts, see the prospectuses for the contracts.

                                   PERFORMANCE

The Fund's "average annual total return" figures that are in the prospectus are computed according to a formula prescribed by the SEC. The calculations assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and the deduction of all recurring expenses that were charged to shareholders' accounts. The figures do not reflect the fees and expenses associated with the variable contract for which this Fund is an investment option. The performance of the Fund will vary in response to fluctuations in market conditions, interest rates, the composition of the Fund's investments, and expenses. These figures are historical and are not a guarantee of future performance.

The formula is as follows:
         n
P (1 + T) = ERV

P = a hypothetical initial payment of $1,000

T = average annual total return
n = number of years

ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period (or fractional portion thereof).

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund has adopted policies and procedures developed by Citigroup Asset Management ("CAM"), the Citigroup business unit that is an affiliate of the Fund's investment adviser, with respect to the disclosure of the Fund's portfolio securities and any ongoing arrangements to make available information about the Fund's portfolio securities. The policy provides that the Fund's portfolio holdings information may never be shared with non-Fund related employees, investors or potential investors (whether individual or institutional), or with third parties unless it is done for legitimate Fund business purposes. Generally, the release of details of securities positions is only permitted once they are considered "stale" - meaning that the information is at least 25 calendar days old following the quarter-end. It is believed that this passage of time prevents a third party from benefiting from an investment decision made by the Fund that has not been fully reflected by the market.

     The policy requires that consideration always be given by CAM and its affiliates as to whether disclosure of information about the Fund's portfolio holdings is in the best interests of the Fund's shareholders. Any conflicts of interest between the interests of Fund shareholders and those of others must be evaluated weighing the legitimate business interest favoring disclosure of a Fund's portfolio holdings against any shareholder interest in not making such disclosure. In the case of any conflicts between the interests of shareholders and the interests of certain affiliates of CAM who may manage similar portfolios, such conflicts must be addressed in a manner that places the interests of Fund shareholders first. Exceptions to the policy must be considered on a case-by-case basis and granted only after a thorough examination and consultation with CAM and its affiliate's legal departments. Exceptions are to be reported to the Board of Trustees at its next regularly scheduled meeting. The Fund's Board of Trustees also reviews changes to the ongoing arrangements for disclosure of portfolio holdings information at least annually and is expected to review the policy regarding selective disclosure of portfolio holdings during its annual review of the Fund's compliance policies and procedures.

Under the policy, the Fund's complete list of holdings (including the size of each position) may not be made available to investors, potential investors, third parties and non-Fund related employees earlier than the time of the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such disclosure may not be made until 25 days following the quarter end, or through public release by a third party vendor.

     Under the policy, if portfolio holdings are released pursuant to an ongoing arrangement with any party, the Fund must have a legitimate business purpose for the release of the information and the release of the information must be subject to a duty of confidentiality and is subject to a duty not to trade on non-public information, in order to prohibit the entity from sharing with an unauthorized source or trading upon the information provided by the Fund. Currently, all arrangements under which non-public information about the Fund's portfolio holdings is released are with service providers to the Fund to facilitate Fund management and portfolio transactions. These ongoing arrangements are identified below.

Neither the Fund or its adviser(s), or any other affiliated party may receive compensation or any other consideration in connection with such arrangements.

DISCLOSURE OF LIMITED PORTFOLIO HOLDINGS INFORMATION

Under the requirements of the general policy described above, the Fund may release certain portfolio holdings information to other parties on a limited basis. For example,

     1. The Fund's portfolio management may disclose a list of securities that may include Fund holdings together with other securities followed by the Fund's portfolio manager to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

     2. Portfolio management could discuss a trade in process only with counterparties, potential counterparties and others involved in the transaction (e.g. brokers and custodians). In these circumstances, the information about the holdings may not be identified to the Fund itself.

     3. The Fund's top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

     4. The Fund's top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

     5. The Fund's sector weightings, and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy's general principles.

     6. The Fund's portfolio holdings may be released on an as-needed basis to its legal counsel, counsel to the Board of Trustees, its independent registered public accounting firm, in required regulatory filings or otherwise to governmental agencies and authorities.

There may be no lag between the date of the information and the date of disclosure.

DISCLOSURE TO SERVICE PROVIDERS

               Certain service providers to the Fund require portfolio holdings information prior to such information being considered stale and prior to public disclosure of such information in order to service the Fund in the regular course of business. Arrangements with such services providers and the frequency with which the information is provided are described below. Disclosure of portfolio holdings information to such service providers is made by authorized portfolio management, investment systems, and compliance personnel of the adviser or CAM, as applicable.

               Ongoing arrangements for disclosure of portfolio holdings of the Fund, any changes to existing ongoing arrangements must be approved in advance by the Fund's Chief Compliance Officer, or designee. New arrangements are presented to the Fund's Board of Trustees no less frequently than annually. Any disclosure of portfolio holdings made outside of an ongoing arrangement must be approved by the Fund's Chief Compliance Officer or designee.



     RECIPIENT (HOLDINGS)                                             FREQUENCY              DELAY BEFORE DISSEMINATION

State Street Bank & Trust Co., (Fund Custodian and Accounting Agent) Daily               None
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shareholders Services, (Proxy Voting Services)         As necessary        None
------------------------------------------------------------------------------------------------------------------------------------
Bloomberg                                                            Quarterly           25 Calendar days after Quarter End
------------------------------------------------------------------------------------------------------------------------------------
Lipper                                                               Quarterly           25 Calendar days after Quarter End
------------------------------------------------------------------------------------------------------------------------------------
S&P                                                                  Quarterly           25 Calendar days after Quarter End
------------------------------------------------------------------------------------------------------------------------------------
Morningstar                                                          Quarterly           25 Calendar days after Quarter End
------------------------------------------------------------------------------------------------------------------------------------
Vestek                                                               Daily               None
------------------------------------------------------------------------------------------------------------------------------------
AMBAC (Insurer)                                                      Daily               None
------------------------------------------------------------------------------------------------------------------------------------
S&P (Rating Agency)                                                  Weekly Tuesday      1 day
                                                                     Night
------------------------------------------------------------------------------------------------------------------------------------
Moody's (Rating Agency)                                              Weekly Tuesday      1 day
                                                                     Night
------------------------------------------------------------------------------------------------------------------------------------
Factset                                                              Daily               None
------------------------------------------------------------------------------------------------------------------------------------
Baseline                                                             Daily               None
------------------------------------------------------------------------------------------------------------------------------------
Frank Russell                                                        Monthly             1 day
------------------------------------------------------------------------------------------------------------------------------------
Callan                                                               Quarterly           25 Days after Quarter End
------------------------------------------------------------------------------------------------------------------------------------
Mercer                                                               Quarterly           25 Days after Quarter End
------------------------------------------------------------------------------------------------------------------------------------



eVestment Alliance                                                   Quarterly           25 Days after Quarter End
------------------------------------------------------------------------------------------------------------------------------------
CRA RogersCasey                                                      Quarterly           25 Days after Quarter End
------------------------------------------------------------------------------------------------------------------------------------
Cambridge Associates                                                 Quarterly           25 Days after Quarter End
------------------------------------------------------------------------------------------------------------------------------------
Marco Consulting                                                     Quarterly           25 Days after Quarter End
------------------------------------------------------------------------------------------------------------------------------------
Wilshire                                                             Quarterly           25 Days after Quarter End
------------------------------------------------------------------------------------------------------------------------------------
Informa Investment Services (Efron)                                  Quarterly           25 Days after Quarter End
------------------------------------------------------------------------------------------------------------------------------------
CheckFree (Mobius)                                                   Quarterly           25 Days after Quarter End
------------------------------------------------------------------------------------------------------------------------------------
Nelsons Information                                                  Quarterly           25 Days after Quarter End
------------------------------------------------------------------------------------------------------------------------------------
Investor Tools                                                       Daily               None
------------------------------------------------------------------------------------------------------------------------------------
Advent                                                               Daily               None
------------------------------------------------------------------------------------------------------------------------------------
BARRA                                                                Daily               None
------------------------------------------------------------------------------------------------------------------------------------
Plexus                                                               Quarterly           Sent the 1-3 business day following the end
                                                                     (Calendar)          of a Quarter
------------------------------------------------------------------------------------------------------------------------------------
Elkins/McSherry                                                      Quarterly           Sent the first business day following the
                                                                     (Calendar)          end of a Quarter
------------------------------------------------------------------------------------------------------------------------------------
Quantitative Services Group                                          Daily               None
------------------------------------------------------------------------------------------------------------------------------------
Arnerich Massena & Associates                                        Semi-Annual         30 to 45 days after end of period
------------------------------------------------------------------------------------------------------------------------------------


                              FINANCIAL STATEMENTS

The Fund's fiscal yearend is December 31st. Financial statements for the Fund's annual and semi-annual periods will be distributed to shareholders of record.

KPMG LLP, 757 Third Avenue, New York, NY 10017, has been selected as independent auditors to audit and report on the Fund's financial statements. The financial statements for the Fund have been audited by KPMG LLP for the fiscal year ended December 31, 2004. The financial statements of the Fund and the Report of Independent Registered Public Accounting Firm are contained in the Fund's Annual Report, which is incorporated by reference in the Statement of Additional Information.

                             ADDITIONAL INFORMATION

On April 1, 2005, the Company owned 100% of the Fund's outstanding shares. The Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is a wholly owned subsidiary of The Travelers Insurance Group Inc., which is an indirect wholly owned subsidiary of Citigroup Inc., a bank holding company. The Company's home office is located at One Cityplace, Hartford, Connecticut 06103, telephone number 800-842-9368.

State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 is the Fund's custodian.

Citicorp Trust Bank, fsb (formerly Travelers Bank & Trust, fsb), 125 Broad Street, New York, NY 10004, will maintain the records relating to its function as transfer agent for the Fund.

PFPC Global Fund Services (formerly First Data Investor Services Group, Inc.), 101 Federal Street, Boston, MA, 02110, will maintain records relating to its function as the sub-transfer agent for the Fund.

Sutherland Asbill & Brennan LLP serves as Fund counsel. It is located at 1275 Pennsylvania Avenue, N.W., Washington, DC 20004.

Except as otherwise stated in its prospectus or as required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, this SAI, or any supplemental sales literature issued by the Fund, and no person is entitled to rely on any information or representation not contained in the prospectus.

The Fund's prospectus and this SAI omit certain information contained in the Fund's registration statement filed with the SEC, which investors may obtain from the SEC's principal office in Washington, D.C. upon payment of the fee prescribed by the rules and regulations promulgated by the SEC. Otherwise, investors may obtain the Fund's registration for free by accessing the SEC's website at http//www.sec.gov.

                                   APPENDIX A

                            COMMERCIAL PAPER RATINGS

The Fund's investments in commercial paper are limited to those rated A-1 or A-2 by S&P or PRIME-1 or PRIME-2 by Moody's. These ratings and other money market instruments are described as follows.

Commercial paper rated A-1 by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated A or better, although in some cases BBB credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry.

Commercial paper rated A-2 by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

Commercial paper rated PRIME-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

Commercial paper rated PRIME-2 has a strong capacity for repayment of short-term promissory obligations.

                             PREFERRED STOCK RATINGS

Moody's Preferred Stock Ratings

Preferred stock ratings and their definitions are as follows:

1. aaa: An issue that is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

2. aa: An issue that is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

3. a: An issue that is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

4. baa: An issue that is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

5. ba: An issue that is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

6. b: An issue that is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

7. caa: An issue that is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

8. ca: An issue that is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

9. c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a midrange ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                             CORPORATE BOND RATINGS

S&P CORPORATE BOND RATINGS

An S&P corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the United States, with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

The ratings are based, in varying degrees, on the following considerations:

a. Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

b. Nature of and provisions of the obligation; and

c. Protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Bond ratings are as follows:

1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

5. BB, B, CCC, CC and C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

MOODY'S CORPORATE BOND RATINGS

               Moody's ratings are as follows:

1. Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are not likely to impair the fundamentally strong position of such issues.

2. Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long term risks appear somewhat larger than in Aaa securities.

3. A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

4. Baa - Bonds that are rated Baa are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

5. Ba - Bonds that are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

6. B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH CORPORATE BOND RATINGS

               Fitch ratings are as follows -

1. AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

2. AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA. Because bonds rated in the "AAA and "AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-l+.

3. A - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

4. BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

5. BB - Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

6. B - Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflect the obligor's limited margin of safety and the need for reasonable business and economic activity through out the life of the issue.

7. CCC - Bonds have certain identifiable characteristics, which if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

8. CC - Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

9. C - Bonds are in imminent default in payment of interest or principal.

10. DDD, DD AND D - Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD represents the highest potential for recovery on these bonds, and "D represents the lowest potential for recovery.

PLUS (+) MINUS (-) - Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA, "DDD, "DD, or "D categories.

                                   APPENDIX B
                      PROXY VOTING POLICIES AND PROCEDURES

Because the voting of proxies for portfolio securities relates to the investment decision making process, responsibility for voting portfolio securities has been delegated to the adviser or the subadviser, a s appropriate. This appendix includes the policies and procedures, the adviser or subadviser uses to determine how to vote such proxies. However, these policies and procedures may not address all potential voting issues that surround individual proxy votes, so there may be instances in which the votes may vary from an adviser or subadviser's particular policy.

Information on how each portfolio voted proxies relating to portfolio securities during the most recent 12 month period ended June 30th is available (1) without charge by calling 800-842-9368, (2) on the internet at www.CitigroupAM.com, and
(3) on the SEC's website at www.sec.gov.

                                      TAMIC

                      PROXY VOTING POLICIES AND PROCEDURES

TAMIC is an affiliate of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). CAM has developed a set of proxy voting policies and procedures (the "Policies") to ensure that the adviser votes proxies relating to securities in the best interest of clients.

In voting proxies, the adviser is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The adviser attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The adviser may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the adviser of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, the adviser generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

In furtherance of the adviser's goal to vote proxies in the best interest of clients, the adviser follows procedures designed to identify and address material conflicts that may arise between the adviser's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the adviser) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the adviser's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The adviser also maintains and considers a list of significant relationships that could present a conflict of interest for the adviser in voting proxies. The adviser is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the adviser decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the adviser for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the adviser decides to vote a proxy, the adviser generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the adviser in voting proxies with respect to such issuer. Such position is based on the fact that the adviser is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the adviser and certain other Citigroup business units.

CAM maintains a Proxy Voting Committee, of which the adviser personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the adviser's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the adviser's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the adviser may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

                              HIGH YIELD BOND TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

L-11173S                                                          TIC Ed. 5-2005
                                                               Printed in U.S.A.

                                     PART C

                                OTHER INFORMATION

ITEM 22.      EXHIBITS

       (a) Declaration of Trust. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on April 11, 1996.)

       (b) By-Laws of High Yield Bond Trust. (Incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on April 11, 1996.)

       (d) Investment Advisory Agreement between the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on April 11, 1996.)

      (d)(i) Amendment to Investment Advisory Agreement between the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit
                  (d)(i) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 30, 2004.)

      (g)(1) Master Custody Agreement with State Street Bank and Trust. (Incorporated herein by reference to Exhibit g(5) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, File No. 33-75644,

                  Accession No. 0000950130-02-001166 filed February 27, 2002.)
      (h)(1) Form of Amended and Restated Administrative Services Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 30, 2004.)

      (h)(2) Transfer Agency and Services Agreement between Citi Fiduciary Trust Company (formerly Smith Barney Private Trust Company) and the Registrant. (Incorporated herein by reference to Exhibit h.2 to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, File No. 33-75644 filed on February 28, 2001.)

      (h)(3) Sub-Transfer Agency and Services Agreement between Registrant and PFPC Global Fund Services. (Incorporated herein by reference to Exhibit h.3 to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, File No. 33-75644 filed February 28, 2001.).

       (i) An opinion and consent of counsel as to the legality of the securities registered by the Registrant. (Incorporated herein by reference to the Registrant's Rule 24f-2 Notice filing on March 24, 1998.)

      (j)(1) Consent of Independent Registered Public Accounting Firm. Filed herein.

      (j)(2) Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatories for Heath B. McLendon, Knight Edwards, Robert E. McGill III, Lewis Mandell, Frances M. Hawk and Ian
                  R. Stuart. (Incorporated herein by reference to Exhibit 11(B) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on April 11, 1996.)

      (j)(3) Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Lewis E. Daidone. (Incorporated herein by reference to Exhibit 11(B) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed February 20, 1997.

      (j)(4) Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for R. Jay Gerken and Richard Peteka. Incorporated herein by reference to Exhibit j(4) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, File No. 2-76640 filed April 28, 2003.)

      (j)(5) Powers of Attorney authorizing Ernest J. Wright, Assistant Secretary or Kathleen A. McGah, Secretary as signatory for Robert E. McGill, Lewis Mandell, Frances M. Hawk, and Jay Gerken. (Incorporated herein by reference to Exhibit j(5) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed February 25, 2005).

       (p) Code of Ethics of High Yield Bond Trust (Incorporated herein by reference to Exhibit p(1) to Post -Effective Amendment No. 32 to the Registration Statement on Form N-1A, File No. 2-76640 filed April 17, 2001.).

      (p)(1) Code of Ethics of Travelers Asset Management International Company LLC. (Incorporated herein by reference to Exhibit p(1) to Post -Effective Amendment No. 36 to the Registration Statement on Form N-1A, File No. 2-74285 filed April 29,
                  2005).

ITEM 23.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

Not Applicable.

ITEM 24.      INDEMNIFICATION

Provisions for the indemnification of the Fund's Trustees and officers are contained in the Fund's Declaration of Trust which was filed with Post-Effective Amendment No. 21 to this Registration Statement as Exhibit 1 on April 11, 1996.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act') may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 25.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Information as to Officers and Directors of Travelers Asset Management International Company LLC (TAMIC), the Investment Adviser for High Yield Bond Trust, is in included in its Form ADV (File No. 801-57536) filed with the Commission, which is incorporated herein by reference thereto.

ITEM 26.      PRINCIPAL UNDERWRITER

Not Applicable.

ITEM 27.      LOCATION OF ACCOUNTS AND RECORDS

(1)    Smith Barney Fund Management LLC
       125 Board Street
       New York, NY 10004

(2)    State Street Bank & Trust Company
       225 Franklin Street
       Boston, MA 02110

(3)    PFPC Global Fund Services
       101 Federal Street
       Boston, MA 02110

(4) Citicorp Trust Bank, fsb (formerly Travelers Bank & Trust, fsb) 125 Broad Street
       New York, New York 10004

ITEM 28.      MANAGEMENT SERVICES

Not Applicable.

ITEM 29.      UNDERTAKINGS

The undersigned Registrant hereby undertakes to provide to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 35 to the registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 29th day of April 2005.

                              HIGH YIELD BOND TRUST
                                  (Registrant)

                                     By:  *R. Jay Gerken

                                          --------------------------------------
                                          R. Jay Gerken
                                          Chairman, Board of Trustees
                                          Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to this registration statement has been signed below by the following persons in the capacities indicated on the 29th day of April 2005.


R. JAY GERKEN                                    Chairman of the
----------------------------------------------   Board, President and Chief
(R. Jay Gerken)                                  Executive Officer

*ROBERT E. MCGILL III                            Trustee
----------------------------------------------
(Robert E. McGill III)

*LEWIS MANDELL                                   Trustee

----------------------------------------------
(Lewis Mandell)

*FRANCES M. HAWK                                 Trustee
----------------------------------------------
(Frances M. Hawk)



*By:     /s/ Ernest J. Wright, Attorney-in-Fact
         Assistant Secretary, Board of Trustees

                                  EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION                               METHOD OF FILING
  -----------    -----------                               ----------------
    (j)(1)       Consent of Independent Registered          Electronically
                 Public Accounting Firm.